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NORTHERN FUNDS

MONEY MARKET FUNDS                      MONEY MARKET FUND

U.S. GOVERNMENT MONEY MARKET FUND       U.S. GOVERNMENT SELECT MONEY MARKET FUND

MUNICIPAL MONEY MARKET FUND             CALIFORNIA MUNICIPAL MONEY MARKET FUND



-------------------------------------------------------------------------------
                                ANNUAL REPORT
-------------------------------------------------------------------------------

--------------
March 31, 2000
--------------



TABLE OF CONTENTS
                                                                         PAGE
Abbreviations and Other Information.........................................2

Portfolio Management Commentary.............................................3

Money Market Funds
   Statements of Assets and Liabilities.....................................6
   Statements of Operations.................................................7
   Statements of Changes in Net Assets......................................8
   Financial Highlights....................................................10
   Schedules of Investments
      Money Market Fund....................................................15
      U.S. Government Money Market Fund....................................20
      U.S. Government Select Money Market Fund.............................21
      Municipal Money Market Fund..........................................22
      California Municipal Money Market Fund...............................40

Notes to the Financial Statements..........................................44
Report of Independent Public Accountants...................................46
Voting Results of Special Meeting of Shareholders..........................47

ABBREVIATIONS AND
OTHER INFORMATION

With respect to the Schedules of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset date or next putable dates for floating rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULES OF INVESTMENTS


ACA            American Capital Access

ADR            American Depository Receipt

AMBAC          American Municipal Bond
               Assurance Corp.

AMT            Alternative Minimum Tax

BAN            Bond Anticipation Notes

COLLD.         Collateralized

COP            Certificate of Participation

CP             Commercial Paper

CVP            Central Valley Project

FFCB           Federal Farm Credit Bank

FGIC           Financial Guaranty
               Insurance Corp.

FHA            Federal Housing
               Authority

FHLB           Federal Home Loan Bank

FHLMC          Freddie Mac

FNMA           Fannie Mae

FRN            Floating Rate Note

FSA            Financial Security Assurance

GIC            Guaranteed Investment Contract

GNMA           Government National Mortgage Association

G.O.           General Obligation

GTD.           Guaranteed

HDA            Housing Development Agency

HFA            Housing Finance Authority

HUD            Housing and Urban
               Development

I.O.           Interest Only Stripped Security

IDA            Industrial Development
               Authority

IDR            Industrial Development Revenue

LOC            Letter of Credit

MBIA           Municipal Bond Insurance
               Association

MIPS           Monthly Income Preferred
               Securities

ML/SG          Merrill Lynch Societe Generale

MTN            Medium Term Notes

P-FLOATS       Puttable Floating Rate Securities

PCR            Pollution Control Revenue

PFA            Public Finance Authority

PSF            Permanent School Fund

RAN            Revenue Anticipation Notes

REMIC          Real Estate Mortgage
               Investment Conduit

ROC            Reset Option Certificates

SFM            Single Family Mortgage

SLMA           SLM Holding Corp.

SOC GEN        Societe Generale

TAN            Tax Anticipation Notes

TOB            Tender Option Bond

TRAN           Tax and Revenue
               Anticipation Notes

TRB            Tax Revenue Bonds

VRDB           Variable Rate Demand Bond

VRDN           Variable Rate Demand Notes

VRN            Variable Rate Notes




                               -----------------
                                NOT FDIC-INSURED
                               -----------------
                                 May lose value
                               No bank guarantee
                               ------------------


An investment in Northern Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

Shares of Northern Funds are distributed by Northern Funds Distributors, LLC, an independent third party.

 ------------------------------------------------------------------------------
                        PORTFOLIO MANAGEMENT COMMENTARY
 ------------------------------------------------------------------------------

MONEY MARKET FUND
The Federal Reserve and its expected actions had the greatest impact on the Fund during the fiscal year. Our efforts to monitor economic results and translate them into possible Fed action were the driving forces in how the Fund was managed.

Our key strategy during the year was to maintain a barbell maturity structure, whereby a portion of the Fund was invested in very short-term money market securities for liquidity and another portion was invested in slightly longer-term money market securities for yield advantages. Overall, we kept the Fund's average maturity relatively short, extending only when there was a backup in interest rates. The Fund's composition remained relatively unchanged, with the highest percentage of assets invested in tier-one commercial paper, where yields were the most attractive.

Going forward, we expect to maintain the Fund's current structure, given our stringent credit quality guidelines. We will continue to emphasize shorter investments, though, to maintain liquidity in a rising interest rate environment. We expect the Fed to continue raising rates, with perhaps a 25-basis point increase (0.25 of a percentage point) at each of its next three meetings in May, June and August.

Mary Ann Flynn
Portfolio Manager

U.S. GOVERNMENT MONEY MARKET FUND
AND
U.S. GOVERNMENT SELECT MONEY MARKET FUND

The two dominant issues during the fiscal year were the strength of the domestic economy and the potential for Y2K-related computer problems. Early in the period, market participants expected monetary policy to remain neutral, despite above-trend growth due to benign inflation data, productivity gains, and the aftermath of the fall 1998 market turbulence. Nevertheless, the rapid rebound in the global economy and the tightening domestic labor market prompted the Federal Reserve to implement a tightening policy in June 1999. By March 31, 2000, the Fed had raised the federal funds rate five times, for a total of 125 basis points, or 1.25 percentage points, with more tightening expected.

While Y2K turned out to be a nonevent, it had a profound impact during 1999, as concerns of systemic risk caused distortions in the money market yield curve. Expectations for extremely high funding rates at year end elicited a sharp rise in rates for investments maturing beyond the end of the year. Money managers had to balance this attractive Y2K premium against concerns about year-end liquidity. After the smooth transition to the new year, market focus reverted to the Fed's efforts to engineer a "soft-landing" of the domestic economy.

In anticipation of the rising-rate environment, we purchased variable-rate securities early in the year. With approximately 25 percent of each fund invested in these securities, both funds were well positioned to benefit from the year's interest rate hikes, and they consequently outperformed their peer groups. During the next several months, the Fed is widely expected to raise rates by another 50 or 75 basis points (0.5 or 0.75 of a percentage point). We will look for opportunities to extend the funds' duration as the money market yield curve steepens.

Brian Andersen
Portfolio Manager

                                                    NORTHERN FUNDS Annual Report

MUNICIPAL MONEY MARKET FUND

Several factors influenced the short-term tax-exempt market and the Fund during the past fiscal year. The supply of municipal paper was scarce for most of the year, which primarily was due to the strong economy. Government coffers were flush with tax receipts, which diminished borrowing needs. In addition, rising interest rates also limited government borrowing.

The most significant factor we faced in managing the Fund was the increased volatility of cash flows in a rapidly changing interest rate environment. The cash flows into and out of the Fund were more pronounced than they had been in the past. To try to insulate the Fund from this volatility, we employed a barbell strategy of investing in shorter- and longer-maturity money market securities. This allowed us to meet the Fund's liquidity needs while still providing a competitive return.

For the year, the Fund slightly outperformed its industry average. This happened despite the underperformance in the second and third quarters of the fiscal year, when the Fund's average maturity was longer-than-average in a rising interest rate environment. We began to restructure the Fund late in the third quarter, which allowed us to take advantage of technical factors that emerged throughout the rest of the year.

We expect the Federal Reserve to continue to raise interest rates at least twice in the next six months. The Fund's average maturity remains slightly longer than the industry average, but we feel we have enough flexibility in the composition of the portfolio to take advantage of the rising interest rate environment.

Brad Snyder
Portfolio Manager

CALIFORNIA MUNICIPAL
MONEY MARKET FUND

The supply of California short-term tax-exempt bonds was scarce for most of the fiscal year. Because of the strong economy, state and local government coffers were flush with tax receipts, which diminished borrowing needs. In addition, the rising interest rate environment also curbed government borrowing.

Another key factor that influenced the Fund was the asset growth of the Fund, coupled with an increase in cash-flow volatility. This forced us to manage and structure the portfolio slightly different than in the past. For example, cash inflows at times overwhelmed our efforts to maintain a barbell maturity structure of short- and long-term securities.

The Fund slightly outperformed its industry average for the year, despite a longer average maturity in the second and third quarters of the fiscal year, when interest rates began to rise. Late in the third quarter, we began to restructure the portfolio to take advantage of technical factors that occurred at year-end and in the first quarter of the calendar year.

During the next six months, we anticipate the Federal Reserve will raise interest rates at least two more times. The Fund's average maturity is longer than the industry average, mostly due to cash outflows from the fiscal fourth quarter, which has reduced the Fund's liquidity and increased the influence of our longer-maturity securities. We will continue to adjust the portfolio to take advantage of the rising interest rate environment.

Brad Snyder
Portfolio Manager

                                                  MONEY MARKET FUNDS YIELD<F1> COMPARISONS
                                                           AVERAGE MONTHLY RATES





                                                                                                                          IBC'S
                                                                                                                        MONEY FUND
                                                                                                                        AVERAGE/TM/
                                                                                                                        CALIFORNIA
                                                                                                                          STATE-
                                                           U.S. GOV'T                            CALIFORNIA               SPECIFIC
                       IBC'S     U.S. GOV'T.    IBC'S        SELECT       IBC'S      MUNICIPAL      IBC'S     MUNICIPAL    STOCK
           MONEY     MONEY FUND     MONEY     MONEY FUND     MONEY     MONEY FUND     MONEY      MONEY FUND     MONEY     BROKER &
          MARKET     AVERAGE/TM/    MARET    AVERAGE/TM/     MARKET    AVERAGE/TM/    MARKET    AVERAGE/TM/     MARKET     GENERAL
           FUND     ALL TAXABLE     FUND     GOVERNMENT       FUND     GOVERNMENT      FUND     ALL TAX-FREE     FUND      PURPOSE
-----------------------------------------------------------------------------------------------------------------------------------
2000
-----------------------------------------------------------------------------------------------------------------------------------
March      5.41%       5.32%        5.44%       5.27%        5.36%       5.27%        3.35%        3.11%       2.76%       2.63%
-----------------------------------------------------------------------------------------------------------------------------------
February   5.35%       5.22%        5.28%       5.01%        5.21%       5.01%        3.19%        2.93%       2.40%       2.20%
-----------------------------------------------------------------------------------------------------------------------------------
January    4.78%       5.11%        5.09%       4.81%        5.03%       4.81%        3.05%        2.86%       2.51%       2.45%
-----------------------------------------------------------------------------------------------------------------------------------
1999
-----------------------------------------------------------------------------------------------------------------------------------
December   5.36%       5.06%        5.03%       4.89%        4.99%       4.89%        3.31%        3.22%       2.99%       2.93%
-----------------------------------------------------------------------------------------------------------------------------------
November   5.08%       4.92%        4.94%       4.80%        4.92%       4.80%        3.07%        3.01%       2.85%       2.77%
-----------------------------------------------------------------------------------------------------------------------------------
October    4.95%       4.76%        4.84%       4.64%        4.77%       4.64%        2.90%        2.81%       2.59%       2.48%
-----------------------------------------------------------------------------------------------------------------------------------
September  4.88%       4.69%        4.76%       4.49%        4.67%       4.49%        2.90%        2.80%       2.55%       2.47%
-----------------------------------------------------------------------------------------------------------------------------------
August     4.71%       4.55%        4.58%       4.35%        4.53%       4.35%        2.69%        2.59%       2.37%       2.38%
-----------------------------------------------------------------------------------------------------------------------------------
July       4.61%       4.45%        4.51%       4.25%        4.46%       4.25%        2.63%        2.50%       2.31%       2.29%
-----------------------------------------------------------------------------------------------------------------------------------
June       4.48%       4.31%        4.38%       4.12%        4.30%       4.12%        2.78%        2.69%       2.60%       2.57%
-----------------------------------------------------------------------------------------------------------------------------------
May        4.47%       4.29%        4.37%       4.12%        4.29%       4.12%        2.94%        2.83%       2.80%       2.71%
-----------------------------------------------------------------------------------------------------------------------------------
April      4.48%       4.32%        4.39%       4.14%        4.39%       4.14%        2.69%        2.58%       2.48%       2.46%
-----------------------------------------------------------------------------------------------------------------------------------

<F1> Yield calculations reflect fee waivers in effect, represent past performance and will fluctuate. In the absence of fee waivers, performance would be lower.

     We compare our Funds to the IBC's Money Fund Averages/TM which are composites of professionally managed money market investments with similar investment objectives.



                                                 MONEY MARKET FUNDS 7-DAY YIELDS<F2>
                                                     PERIOD ENDED APRIL 30, 2000

                                   U.S. GOVERNMENT        U.S. GOVERNMENT SELECT        MUNICIPAL        CALIFORNIA MUNICIPAL
            MONEY MARKET FUND     MONEY MARKET FUND          MONEY MARKET FUND      MONEY MARKET FUND      MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------------------------------
Current          5.58%                  5.49%                   5.50%                    4.08%                   3.73%
--------------------------------------------------------------------------------------------------------------------------------
Effective        5.74%                  5.64%                   5.65%                    4.16%                   3.80%
--------------------------------------------------------------------------------------------------------------------------------

(2) Yield calculations reflect fee waivers in effect, represent past performance and will fluctuate. In the absence of fee waivers, current 7-day yields for the Money Market, U.S. Government Money Market, U.S.
     Government Select Money Market, Municipal Money Market and California
     Municipal Money Market Funds would have been 5.32%, 5.34%, 5.25%, 3.19% and
     2.59%, respectively. An investment in any one of the money market funds is neither insured nor guaranteed by the FDIC or any other governmental agency. Although the Funds seek to maintain a value of $1.00 per share, it is possible to lose money.


STATEMENTS OF ASSETS AND LIABILITIES MARCH 31, 2000

MONEY MARKET FUNDS

                                                                                                  U.S.
                                                                                      U.S.       GOV'T.                CALIFORNIA
                                                                                     GOV'T.     SELECT    MUNICIPAL     MUNICIPAL
                                                                      MONEY          MONEY       MONEY      MONEY         MONEY
                                                                     MARKET         MARKET      MARKET     MARKET        MARKET
AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA                           FUND           FUND        FUND       FUND          FUND
----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
    Investments, at amortized cost                                 $5,267,662      $372,605   $704,277   $2,621,000     $405,000
    Repurchase agreements, at cost which approximates market value    954,291       163,617          -            -            -
    Cash                                                                    -             1         12            -          272
    Income receivable                                                  27,895         1,323      1,351       20,969        4,409
    Receivable for fund shares sold                                    41,811         6,220          -       38,727          592
    Receivable for securities sold                                          -             -          -        2,000        1,100
    Receivable from Adviser                                               175            18         20           75           13
    Prepaid and other assets                                               33             7          3           20            6
----------------------------------------------------------------------------------------------------------------------------------
           Total Assets                                             6,291,867       543,791    705,663    2,682,791      411,392
----------------------------------------------------------------------------------------------------------------------------------

LIABILITIES:
    Cash overdraft                                                          2             -          -        2,120            -
    Dividends payable                                                  28,249         2,304      3,257        7,399        1,006
    Payable for fund shares redeemed                                   24,984         3,392     12,516        4,500        5,651
    Payable for securities purchased                                        -             -          -           20            -
    Accrued investment advisory fees                                      476            38         54          200           32
    Accrued administration fees                                           179            14         20           75           12
    Accrued transfer agent fees                                           119            10         13           50            8
    Accrued custody and accounting fees                                    19             7          7           43            6
    Accrued registration fees and other liabilities                       608            76         54          288           60
--------------------------------------------------------------------------------------------------------------------------------
           Total Liabilities                                           54,636         5,841     15,921       14,695        6,775
--------------------------------------------------------------------------------------------------------------------------------
    Net Assets                                                     $6,237,231      $537,950   $689,742   $2,668,096     $404,617
================================================================================================================================

ANALYSIS OF NET ASSETS:
    Capital stock                                                  $6,237,090      $537,910   $689,715   $2,667,780     $404,570
    Undistributed net investment income                                   160            33         21          207           20
    Undistributed net realized gains (losses)                            (19)             7          6          109           27
--------------------------------------------------------------------------------------------------------------------------------
    Net Assets                                                     $6,237,231      $537,950   $689,742   $2,668,096     $404,617
=================================================================================================================================

SHARES OUTSTANDING ($.0001 PAR VALUE, UNLIMITED AUTHORIZATION)      6,237,210       537,942    689,735    2,667,916      404,590

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE                $1.00         $1.00      $1.00        $1.00        $1.00
----------------------------------------------------------------------------------------------------------------------------------

See Notes to the Financial Statements.

                                                    NORTHERN FUNDS Annual Report

STATEMENTS OF OPERATIONS YEAR ENDED MARCH 31, 2000

MONEY MARKET FUNDS

                                                                                    U.S.
                                                                      U.S.         Gov't.                       California
                                                                     Gov't.        Select        Municipal       Municipal
                                                     Money           Money         Money          Money           Money
                                                     Market          Market        Market         Market          Market
AMOUNTS IN THOUSANDS                                  Fund            Fund          Fund           Fund            Fund
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
    Interest income                                  $294,131       $24,593       $30,244         $82,301        $13,267
----------------------------------------------------------------------------------------------------------------------------

EXPENSES:
    Investment advisory fees                           32,006         2,748         3,353          14,062          2,523
    Administration fees                                 8,002           687           838           3,516            631
    Transfer agent fees                                 5,335           458           559           2,344            420
    Custody and accounting fees                         1,117           129           141             506            125
    Registration fees                                     768            99            91             347             92
    Professional fees                                     128            22            23              61             23
    Trustees' fees and expenses                            74            10             9              37              9
    Servicing fee                                           -            53             -               _              _
    Other                                                 292            22            20             133             18
----------------------------------------------------------------------------------------------------------------------------
    Total Expenses                                     47,722         4,228         5,034          21,006          3,841
       Less voluntary waivers of:
           Investment advisory fees                  (10,669)         (916)       (1,118)         (4,687)          (841)
           Administration fees                        (2,577)         (227)         (195)         (1,149)          (199)
       Less reimbursement of expenses by Adviser      (5,136)         (566)         (647)         (2,279)          (488)
----------------------------------------------------------------------------------------------------------------------------
       Net Expenses                                    29,340         2,519         3,074          12,891          2,313
----------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                 264,791        22,074        27,170          69,410         10,954
----------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAINS (LOSSES):
    Investments                                          (19)             -             3           (119)            (4)
----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS $264,772       $22,074       $27,173         $69,291        $10,950
============================================================================================================================


See Notes to the Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

MONEY MARKET FUNDS

                                                                                             U.S. GOVERNMENT
                                                        MONEY MARKET                           MONEY MARKET
                                                            FUND                                   FUND
                                                       --------------                       -----------------
                                                 YEAR                  YEAR               YEAR                 YEAR
                                                ENDED                  ENDED              ENDED                ENDED
                                               MAR. 31,              MAR. 31,           MAR. 31,             MAR. 31,
AMOUNTS IN THOUSANDS                             2000                  1999               2000                 1999
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
    Net investment income                       $264,791              $188,380             $22,074             $20,858
    Net realized gains (losses) on investments      (19)                    33                   _                   3
-------------------------------------------------------------------------------------------------------------------------

       Net Increase in Net Assets Resulting
           from Operations                       264,772               188,413              22,074              20,861
-------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
    Shares sold                               23,568,489            14,249,027           2,348,124           2,260,589
    Shares from reinvestment of dividends         54,450                31,770               7,464               4,881
    Shares redeemed                         (22,271,787)          (12,690,762)         (2,287,504)         (2,212,649)
-------------------------------------------------------------------------------------------------------------------------
       Net Increase in Net Assets Resulting
           from Capital Share Transactions     1,351,152             1,590,035              68,084              52,821
-------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID:
    From net investment income                 (264,791)             (188,380)            (22,074)            (20,858)
    From net realized gains                            -                     -                   _                   _
-------------------------------------------------------------------------------------------------------------------------
       Total Distributions Paid                (264,791)             (188,380)            (22,074)            (20,858)
TOTAL INCREASE IN NET ASSETS                   1,351,133             1,590,068              68,084              52,824

NET ASSETS:
    Beginning of year                          4,886,098             3,296,030             469,866             417,042
-------------------------------------------------------------------------------------------------------------------------
    End of year                               $6,237,231            $4,886,098            $537,950            $469,866
=========================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME                 $160                  $124                 $33                 $33
=========================================================================================================================


See Notes to the Financial Statements.

                                                    NORTHERN FUNDS Annual Report

                                             U.S. GOVERNMENT                                                   CALIFORNIA
                                                  SELECT                         MUNICIPAL                     MUNICIPAL
                                               MONEY MARKET                     MONEY MARKET                  MONEY MARKET
                                                   FUND                             FUND                          FUND
                                             ----------------                   ------------                 --------------
                                           Year            Year             Year             Year          Year          Year
                                           Ended          Ended            Ended            Ended         Ended          Ended
                                         Mar. 31,        Mar. 31,         Mar. 31,         Mar. 31,      Mar. 31,      Mar. 31,
Amounts in thousands                       2000            1999             2000             1999          2000          1999
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
    Net investment income                   $27,170       $17,144           $69,410          $59,255       $10,954        $7,325
    Net realized gains (losses)
    on investments                                3             3             (119)              228           (4)            32
----------------------------------------------------------------------------------------------------------------------------------
           Net Increase in Net Assets
           Resulting from Operations         27,173        17,147            69,291           59,483        10,950         7,357
----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
    Shares sold                           3,693,357     1,670,254         9,836,179        9,069,717     2,140,034     1,609,467
Shares from reinvestment of dividends         8,643         5,089            11,271            9,443         3,353         1,945
Shares redeemed                         (3,428,788)   (1,565,244)       (9,563,265)      (8,509,555)   (2,101,816)   (1,473,237)
----------------------------------------------------------------------------------------------------------------------------------

    Net Increase in Net Assets
    Resulting from Capital Share
    Transactions                            273,212       110,099           284,185          569,605        41,571       138,175
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID:

    From net investment income             (27,170)      (17,144)          (69,410)         (59,255)      (10,954)       (7,325)
From net realized gains                           -             -                 -            (146)             _             _
----------------------------------------------------------------------------------------------------------------------------------
           Total Distributions Paid        (27,170)      (17,144)          (69,410)         (59,401)      (10,954)       (7,325)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                273,215       110,102           284,066         569,687         41,567       138,207

NET ASSETS:
    Beginning of year                       416,527       306,425         2,384,030        1,814,343       363,050       224,843
----------------------------------------------------------------------------------------------------------------------------------
End of year                                $689,742      $416,527        $2,668,096       $2,384,030      $404,617      $363,050
==================================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME             $21           $21              $207             $207           $20           $20
==================================================================================================================================


See Notes to the Financial Statements.

FINANCIAL HIGHLIGHTS

MONEY MARKET FUNDS

                                                                              MONEY MARKET
                                                                                  FUND
                                               ---------------------------------------------------------------------
                                                 YEAR           YEAR           YEAR            YEAR             YEAR
                                                ENDED          ENDED          ENDED            ENDED           ENDED
                                               MAR. 31,       MAR. 31,       MAR. 31,        MAR. 31,         MAR. 31,
                                                 2000           1999           1998            1997             1996
-----------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
NET ASSET VALUE, BEGINNING OF YEAR                $1.00          $1.00          $1.00           $1.00           $1.00

INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                          0.05           0.05           0.05            0.05            0.05
-----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
    From net investment income                   (0.05)         (0.05)         (0.05)          (0.05)          (0.05)
-----------------------------------------------------------------------------------------------------------------------
    Total distributions paid                     (0.05)         (0.05)         (0.05)          (0.05)          (0.05)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                      $1.00          $1.00          $1.00           $1.00           $1.00
=======================================================================================================================
TOTAL RETURN<F1>                                  5.06%          5.04%          5.31%           5.05%           5.57%

SUPPLEMENTAL DATA AND RATIOS:
    Net assets, in thousands, end of year    $6,237,231     $4,886,098     $3,296,030      $1,607,187      $1,061,813
    Ratio to average net assets of <F2>:
       Expenses, net of waivers and
           reimbursements                         0.55%          0.55%          0.55%           0.55%           0.49%
       Expenses, before waivers and
           reimbursements                         0.89%          0.89%          0.90%           0.90%           0.91%
       Net investment income, net of
           waivers and reimbursements             4.96%          4.91%          5.19%           4.94%           5.42%
       Net investment income, before
           waivers and reimbursements             4.62%          4.57%          4.84%           4.59%           5.00%
---------------------------------------------------------------------------------------------------------------------

<F1> Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
<F2> Annualized for periods less than a full year.



See Notes to the Financial Statements.

                                                    NORTHERN FUNDS Annual Report

                                                                            U.S. GOVERNMENT
                                                                             MONEY MARKET
                                                                                 FUND
                                                --------------------------------------------------------------------
                                                  YEAR           YEAR           YEAR          YEAR            YEAR
                                                  ENDED          ENDED          ENDED         ENDED           ENDED
                                                MAR. 31,       MAR. 31,       MAR. 31,      MAR. 31,        MAR. 31,
                                                  2000           1999           1998          1997            1996
---------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
NET ASSET VALUE, BEGINNING OF YEAR                $1.00          $1.00         $1.00           $1.00          $1.00

INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                          0.05           0.05          0.05            0.05           0.05
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
    From net investment income                   (0.05)         (0.05)        (0.05)          (0.05)         (0.05)
---------------------------------------------------------------------------------------------------------------------
    Total distributions paid                     (0.05)         (0.05)        (0.05)          (0.05)         (0.05)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                      $1.00          $1.00         $1.00           $1.00          $1.00
=====================================================================================================================

TOTAL RETURN<F1>                                  4.92%          4.94%         5.22%           4.93%          5.46%

SUPPLEMENTAL DATA AND RATIOS:
    Net assets, in thousands, end of year      $537,950       $469,866      $417,042        $314,259       $207,105

    Ratio to average net assets of <F2>:
       Expenses, net of waivers and
           reimbursements                         0.55%          0.55%         0.55%           0.55%          0.49%
       Expenses, before waivers and
           reimbursements                         0.92%          0.91%         0.93%           0.96%          0.94%
       Net investment income, net of
           waivers and reimbursements             4.82%          4.82%         5.10%           4.82%          5.33%
       Net investment income, before
           waivers and reimbursements             4.45%          4.46%         4.72%           4.41%          4.88%
---------------------------------------------------------------------------------------------------------------------

<F1> Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
<F2> Annualized for periods less than a full year.


See Notes to the Financial Statements.

MONEY MARKET FUNDS

                                                                         U.S. GOVERNMENT
                                                                             SELECT
                                                                          MONEY MARKET
                                                                              FUND
                                               ------------------------------------------------------------------
                                                 YEAR           YEAR           YEAR            YEAR           YEAR
                                                 ENDED         ENDED          ENDED            ENDED          ENDED
                                               MAR. 31,       MAR. 31,       MAR. 31,        MAR. 31,       MAR. 31,
                                                 2000           1999           1998            1997           1996
---------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
NET ASSET VALUE, BEGINNING OF YEAR                $1.00         $1.00           $1.00           $1.00         $1.00

INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                          0.05          0.05            0.05            0.05          0.05
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
    From net investment income                   (0.05)        (0.05)          (0.05)          (0.05)        (0.05)
---------------------------------------------------------------------------------------------------------------------
    Total distributions paid                     (0.05)        (0.05)          (0.05)          (0.05)        (0.05)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                      $1.00         $1.00           $1.00           $1.00         $1.00
=====================================================================================================================
TOTAL RETURN<F1>                                  4.86%         4.87%           5.24%           5.07%         5.55%

SUPPLEMENTAL DATA AND RATIOS:
    Net assets, in thousands, end of year      $689,742      $416,527        $306,425        $168,128       $85,400
    Ratio to average net assets of <F2>:
       Expenses, net of waivers and
           reimbursements                         0.55%         0.55%           0.46%           0.40%         0.33%
       Expenses, before waivers and
           reimbursements                         0.90%         0.91%           0.93%           0.97%         1.00%
       Net investment income, net of
           waivers and reimbursements             4.86%         4.73%           5.13%           4.95%         5.43%
       Net investment income, before
           waivers and reimbursements             4.51%         4.37%           4.66%           4.38%         4.76%
---------------------------------------------------------------------------------------------------------------------

<F1> Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
<F2> Annualized for periods less than a full year.


See Notes to the Financial Statements.


                                                                            MUNICIPAL
                                                                          MONEY MARKET
                                                                              FUND
                                               -------------------------------------------------------------------
                                                 YEAR           YEAR           YEAR          YEAR            YEAR
                                                ENDED           ENDED         ENDED          ENDED          ENDED
                                               MAR. 31,       MAR. 31,       MAR. 31,      MAR. 31,        MAR. 31,
                                                 2000           1999           1998          1997            1996
-------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
NET ASSET VALUE, BEGINNING OF YEAR                $1.00          $1.00          $1.00          $1.00         $1.00

INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                          0.03           0.03           0.03           0.03          0.03
-------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
    From net investment income                   (0.03)         (0.03)         (0.03)         (0.03)        (0.03)
-------------------------------------------------------------------------------------------------------------------
    Total distributions paid                     (0.03)         (0.03)         (0.03)         (0.03)        (0.03)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                      $1.00          $1.00          $1.00          $1.00         $1.00
===================================================================================================================
TOTAL RETURN<F1>                                  3.01%          2.98%          3.27%          3.14%         3.54%

SUPPLEMENTAL DATA AND RATIOS:
    Net assets, in thousands, end of year    $2,668,096     $2,384,030     $1,814,343     $1,420,041    $1,102,789
    Ratio to average net assets of <F2>:
       Expenses, net of waivers and
           reimbursements                         0.55%          0.55%          0.55%          0.55%         0.49%
       Expenses, before waivers and
           reimbursements                         0.90%          0.89%          0.89%          0.90%         0.91%
       Net investment income, net of
           waivers and reimbursements             2.96%          2.90%          3.20%          3.08%         3.46%
       Net investment income, before
           waivers and reimbursements             2.61%          2.56%          2.86%          2.73%         3.04%
-------------------------------------------------------------------------------------------------------------------

<F1> Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
<F2> Annualized for periods less than a full year.


See Notes to the Financial Statements.

MONEY MARKET FUNDS

                                                                           CALIFORNIA
                                                                           MUNICIPAL
                                                                          MONEY MARKET
                                                                              FUND
                                              -------------------------------------------------------------------
                                                 YEAR           YEAR           YEAR           YEAR           YEAR
                                                ENDED          ENDED          ENDED           ENDED         ENDED
                                               MAR. 31,       MAR. 31,       MAR. 31,       MAR. 31,       MAR. 31,
                                                 2000           1999           1998           1997           1996
--------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
NET ASSET VALUE, BEGINNING OF YEAR                $1.00          $1.00         $1.00           $1.00          $1.00

INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                          0.03           0.03          0.03            0.03           0.04
--------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
    From net investment income                   (0.03)         (0.03)        (0.03)          (0.03)         (0.04)
--------------------------------------------------------------------------------------------------------------------
    Total distributions paid                     (0.03)         (0.03)     (0.03)(0.03)       (0.04)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                      $1.00          $1.00         $1.00           $1.00          $1.00
====================================================================================================================
TOTAL RETURN<F1>                                  2.64%          2.75%         3.20%           3.19%          3.63%

SUPPLEMENTAL DATA AND RATIOS:
    Net assets, in thousands, end of year      $404,617       $363,050      $224,843        $200,989       $165,087
    Ratio to average net assets of <F2>:
       Expenses, net of waivers and
           reimbursements                         0.55%          0.55%         0.49%           0.45%          0.39%
       Expenses, before waivers and
           reimbursements                         0.91%          0.91%         0.94%           0.94%          0.94%
       Net investment income, net of
           waivers and reimbursements             2.61%          2.68%         3.14%           3.13%          3.55%
       Net investment income, before
           waivers and reimbursements             2.25%          2.32%         2.69%           2.64%          3.00%
--------------------------------------------------------------------------------------------------------------------

<F1> Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
<F2> Annualized for periods less than a full year.



See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS March 31, 2000

MONEY MARKET FUND

      PRINCIPAL
         AMOUNT                                                       VALUE
         (000S)                                                      (000S)
---------------------------------------------------------------------------
                    CERTIFICATES OF DEPOSIT - 9.3%

                    DOMESTIC CERTIFICATES OF DEPOSIT - 2.6%
        $12,500     Michigan National Bank,
                    5.13%, 4/25/00                                  $12,500
                    National Westminster Bank
         50,000       5.67%, 7/3/00                                  49,995
         50,000       6.095%, 11/24/00                               49,978
         50,000     Regions Bank,
                    6.23%, 11/6/00                                   49,977
                                                                  ---------
                                                                    162,450
                                                                  ---------

                    FOREIGN CERTIFICATES OF DEPOSIT - 6.7%
         89,000     Banque Nationale de Paris,
                    Chicago Branch, 5.07%, 4/17/00                   88,998
         95,000     Deutsche Bank, London Branch,
                    6.09%, 6/13/00                                   95,001
         37,500     Deutsche Bank, New York Branch,
                    5.20%, 5/10/00                                   37,498
         15,000     National Bank of Canada,
                    5.77%, 7/31/00                                   14,998
                    Societe Generale, New York Branch
         35,000       5.20%, 5/8/00                                  34,999
        145,000       6.89%, 3/29/01                                144,959
                                                                  ---------
                                                                    416,453
                                                                  ---------

                    Total Certificates of Deposit
                    (cost $578,903)                                 578,903
                                                                  ---------

                    COMMERCIAL PAPER - 49.0%

                    ASSET-BACKED SECURITIES - 2.6%
                    Moriarty Ltd.
         50,000       5.89%, 4/27/00                                 49,787
         72,500       5.91%, 5/15/00                                 71,976
                    Victory Receivables Corp.
         16,604       5.90%, 4/7/00                                  16,588
         21,481       5.95%, 4/28/00                                 21,385
                                                                  ---------
                                                                    159,736
                                                                  ---------

                    COLLATERIZED LOAN OBLIGATIONS - 4.2%
                    Moat Funding LLC
         97,500       5.90%, 4/19/00                                 97,212
         74,500       5.90%, 4/27/00                                 74,183

       Principal
       Amount                                                         Value
       (000s)                                                        (000s)
---------------------------------------------------------------------------

                    R.O.S.E., Inc.
        $35,065       5.89%, 4/28/00                                $34,910
         10,000       5.93%, 4/28/00                                  9,955
                    Stellar Funding, Inc.
          4,432       5.90%, 4/25/00                                  4,415
          6,341       6.10%, 4/26/00                                  6,314
         38,987       6.10%, 4/28/00                                 38,809
                                                                  ---------
                                                                    265,798
                                                                  ---------

                    COMMUNICATIONS - 2.8%
                    GTE Corp.
         16,500       5.92%, 4/3/00                                  16,494
         40,000       6.10%, 4/3/00                                  39,986
         23,000       5.92%, 4/4/00                                  22,989
          8,000       5.92%, 4/5/00                                   7,995
         15,000       6.17%, 4/7/00                                  14,985
         25,000      5.90%, 4/10/00                                  24,963
         50,000       5.90%, 4/11/00                                 49,918
                                                                  ---------
                                                                    177,330
                                                                  ---------

                    COMPUTER & INDUSTRIAL MACHINES
                    & EQUIPMENT - 0.4%
         25,000     Invensys PLC,
                    5.91%, 5/9/00                                    24,844
                                                                  ---------

                    DOMESTIC DEPOSITORY INSTITUTIONS - 1.6%
                    Marshall & Ilsley Corp.
         19,000       5.95%, 4/27/00                                 18,918
         45,000       6.02%, 5/2/00                                  44,767
         23,000       6.05%, 5/9/00                                  22,853
         15,000     Morgan (J.P.) & Co.,
                    5.88%, 5/1/00                                    14,927
                                                                  ---------
                                                                    101,465
                                                                  ---------

                    ELECTRONICS & OTHER ELECTRONIC
                    COMPONENTS - 0.0%
            500     General Electric Capital Corp.,
                    5.60%, 4/14/00                                      499
                                                                  ---------

                    ELECTRIC SERVICES - 0.3%
         20,000     Centerior Fuel Corp.,
                    6.10%, 4/3/00                                    19,994
                                                                  ---------

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS March 31, 2000

      PRINCIPAL
      AMOUNT                                                          VALUE
      (000S)                                                         (000S)
---------------------------------------------------------------------------
                    COMMERCIAL PAPER - 49.0%
                    (CONT'D.)

                    General Merchandise Store - 1.0%
                    Sears Roebuck Acceptance Corp.
       $ 30,000       6.05%, 4/17/00                                $29,919
         30,000       6.15%, 4/21/00                                 29,897
                                                                  ---------
                                                                     59,816
                                                                  ---------

                    INSURANCE - 1.5%
                    Aetna Service Co.
         12,500       5.85%, 4/12/00                                 12,478
          5,000       5.92%, 4/28/00                                  4,978
         17,500       6.14%, 4/28/00                                 17,419
         20,000       6.08%, 5/31/00                                 19,797
         19,218     AON Corp., 6.00%, 6/7/00                         19,003
                    Torchmark, Inc.
          9,978       5.95%, 4/14/00                                  9,957
         10,000       6.00%, 6/6/00                                   9,890
                                                                  ---------
                                                                     93,522
                                                                  ---------

                    MANUFACTURING INDUSTRY - 0.7%
                    Hanson Finance PLC
         20,000       5.95%, 5/8/00                                  19,878
         25,000       5.95%, 5/10/00                                 24,839
                                                                  ---------
                                                                     44,717
                                                                  ---------

                    MULTI-SELLER CONDUITS - 18.4%
                    Amsterdam Funding
         21,500       5.85%, 4/11/00                                 21,465
         25,000       5.85%, 4/19/00                                 24,927
          6,000       6.00%, 6/1/00                                   5,939
                    Barton Capital Corp.
         30,000       5.85%, 4/7/00                                  29,971
         25,000       5.90%, 4/7/00                                  24,975
         84,000      6.10%, 4/12/00                                  83,844
          4,725       6.15%, 4/20/00                                  4,710
                    Compass Securitization
         15,400       5.95%, 4/11/00                                 15,374
         22,500       5.95%, 4/12/00                                 22,459
          9,000       6.00%, 4/17/00                                  8,976
                    Concord Minutemen Capital Co.
        125,000       5.88%, 4/4/00                                 124,939
         15,000       5.90%, 4/10/00                                 14,978
         10,000       6.10%, 5/18/00                                  9,920

      PRINCIPAL
      AMOUNT                                                          VALUE
      (000S)                                                         (000S)
---------------------------------------------------------------------------
        $25,000     Corporate Receivables Corp.,
                    5.85%, 4/17/00                                  $24,935
         30,000     Edison Asset Securitization,
                    5.88%, 4/28/00                                   29,868
                    Eiffel Funding LLC
         15,000       6.10%, 4/13/00                                 14,969
         30,000       6.05%, 4/18/00                                 29,914
         15,000       6.10%, 5/3/00                                  14,919
         15,000       5.95%, 5/18/00                                 14,883
         15,000       5.96%, 5/25/00                                 14,866
         12,500       5.97%, 5/26/00                                 12,386
                    Giro Multi Funding Corp.
         54,500       5.85%, 4/13/00                                 54,395
         12,837       6.10%, 4/28/00                                 12,778
                    International Securitization Corp.
         24,300       5.97%, 4/13/00                                 24,252
         25,000       6.10%, 4/19/00                                 24,924
         50,000       6.10%, 4/20/00                                 49,839
                    KBC Commercial Paper Trust
         14,200       5.90%, 4/4/00                                  14,193
         14,850       6.00%, 5/15/00                                 14,741
                    Lexington Parker Capital
          4,960       5.90%, 4/17/00                                  4,947
         50,000       5.85%, 4/19/00                                 49,852
         34,617       5.90%, 4/19/00                                 34,514
         25,000       5.90%, 4/24/00                                 24,906
         48,800       5.95%, 6/5/00                                  48,276
         15,000     Mont Blanc Capital Corp.,
                    5.85%, 4/17/00                                   14,961
         10,000     Neptune Funding Corp.,
                    5.90%, 4/3/00                                     9,997
                    Ness LLC
         20,000       5.98%, 5/10/00                                 19,870
         20,000       5.97%, 5/11/00                                 19,867
                    Pooled Account Receivables Corp.
         10,000       6.17%, 4/3/00                                   9,997
         25,000       6.15%, 4/7/00                                  24,974
         29,858     Receivables Capital Corp.,
                    6.10%, 4/20/00                                   29,762
         10,000     Superior Funding Capital Corp.,
                    5.95%, 5/12/00                                    9,932
                    Thames Asset Global Securization
                    No. 1, Inc.
         44,000       5.96%, 4/6/00                                  43,964
          5,000       6.00%, 4/17/00                                  4,987
                    Variable Funding Capital Corp.
         35,000       5.85%, 4/20/00                                 34,892
          6,200       5.91%, 5/8/00                                   6,162

See Notes to the Financial Statements.

                                                    NORTHERN FUNDS Annual Report

      PRINCIPAL
      AMOUNT                                                          VALUE
      (000S)                                                         (000S)
---------------------------------------------------------------------------

        $10,000     Windmill Funding,
                    5.85%, 4/17/00                                   $9,975
                                                                  ---------
                                                                  1,146,174
                                                                  ---------

                    NON-DEPOSITORY BUSINESS CREDIT
                    INSTITUTIONS - 2.0%
                    Finova Capital Corp.
         10,000       5.86%, 4/10/00                                  9,985
         28,125       5.90%, 4/14/00                                 28,065
         35,000       5.95%, 5/12/00                                 34,763
                    PHH Corp.
         17,500       6.05%, 4/20/00                                 17,444
         32,500       6.20%, 5/3/00                                  32,321
                                                                  ---------
                                                                    122,578
                                                                  ---------

                    NON-DEPOSITORY PERSONAL CREDIT
                    INSTITUTIONS - 2.4%
         80,000     Countrywide Home Loans,
                    6.15%, 4/7/00                                    79,918
                    Heller Financial, Inc., MTN
         22,000       5.90%, 4/25/00                                 21,914
          8,000       6.15%, 4/26/00                                  7,966
         30,000       6.05%, 6/7/00                                  29,662
         10,000     Household Finance Co.,
                    5.97%, 4/27/00                                    9,957
                                                                  ---------
                                                                    149,417
                                                                  ---------

                    OTHER RECEIVABLES - 0.9%
         45,000     Dakota Certificates Program,
                    5.85%, 4/12/00                                   44,919
         12,359     Newcourt Equipment Trust,
                    5.971%, 5/17/00                                  12,358
                                                                  ---------
                                                                     57,277
                                                                  ---------

                    SECURITIES ARBITRAGE - 7.5%
                    ABC Funding
         10,000       5.85%, 4/10/00                                  9,985
         12,500       5.93%, 5/22/00                                 12,395
         10,500     Check Point Charlie, Inc.,
                    5.95%, 5/1/00                                    10,448
                    Conduit Asset Backed Securities LLC
        $10,000       6.05%, 4/17/00                                  9,973
          9,950       5.97%, 5/25/00                                  9,861
         15,500       6.09%, 8/18/00                                 15,135
          6,000       6.15%, 9/8/00                                   5,836
                    Crown Point Capital Co.
        $15,250       6.06%, 4/6/00                                 $15,237
         45,000       6.125%, 6/15/00                                44,426
                    Grand Funding Corp.
         11,050       5.90%, 4/5/00                                  11,043
         16,000       5.85%, 4/14/00                                 15,966
         12,500       6.00%, 6/8/00                                  12,358
                    Grayhawk Funding
         10,000       5.90%, 4/17/00                                  9,974
          2,300       5.85%, 4/28/00                                  2,290
         14,500       6.00%, 6/6/00                                  14,341
         19,000     Links Finance Corp. LLC,
                    5.95%, 5/26/00                                   18,827
          7,000     K2 USA LLC, 6.06%, 9/5/00                         6,815
                    MPF Ltd.
         25,655       5.92%, 4/20/00                                 25,575
         51,440       5.90%, 4/25/00                                 51,238
         12,500       6.00%, 6/8/00                                  12,358
                    Sigma Finance
         45,000       FRN, 6.16%, 5/8/00                             45,004
         24,700       5.84%, 6/2/00                                  24,452
         25,000       5.84%, 6/5/00                                  24,736
                    Trident Capital Finance Corp.,
         60,500     5.85%, 4/10/00                                   60,411
                                                                  ---------
                                                                    468,684
                                                                  ---------

                    SINGLE SELLER CONDULTS - 1.4%
                    Emerald Certificates
         25,000       5.90%, 4/14/00                                 24,947
         45,000       6.07%, 4/18/00                                 44,871
          7,000       6.15%, 5/8/00                                   6,956
          8,000       6.14%, 5/9/00                                   7,948
                                                                  ---------
                                                                     84,722
                                                                  ---------

                    TRANSPORTATION EQUIPMENT - 1.3%
                    Daimler Chrsyler Canada,
         24,000     5.98%, 6/1/00                                    23,757
            500     Ford Motor Credit Corp.,
                    5.60%, 4/14/00                                      499
         18,750     Harley Davidson Funding,
                    6.05%, 4/12/00                                   18,715
         40,000     Textron Financial Corp.,
                    5.92%, 5/5/00                                    39,777
                                                                  ---------
                                                                     82,748
                                                                  ---------

                    Total Commercial Paper
                    (cost $3,059,321)                             3,059,321
                                                                  ---------

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS MARCH 31, 2000

      PRINCIPAL
      AMOUNT                                                          VALUE
      (000S)                                                         (000S)
---------------------------------------------------------------------------
                    CORPORATE NOTES/BONDS - 8.2%

                    DOMESTIC DEPOSITORY INSTITUTIONS - 2.2%
        $57,000     Huntington National Bank Bank Note,
                    5.35%, 5/31/00                                  $56,995
         11,793     Marshall & Ilsley Bank,
                    6.07%, 9/28/00                                   11,789
         65,586     Strategic Money Market Trust FRN,
                    6.28%, 3/29/01                                   65,586
                                                                  ---------
                                                                    134,370
                                                                  ---------
                    INSURANCE - 1.2%
         75,000     United Healthcare Corp. FRN,
                    6.34%, 11/10/00                                  75,000
                                                                  ---------

                    SECURITIES ARBITRAGE - 3.2%
                    Centauri Corp., MTN
         25,000       6.10%, 9/7/00                                  25,000
         25,000       6.06%, 9/7/00                                  25,000
                    Liberty Lighthouse US Capital, Series A
                    (National City Bank LOC)
         25,000       5.71%, 7/7/00                                  25,000
         35,000       5.75%, 7/17/00                                 35,000
         50,000       6.15%, 10/13/00                                50,000
                    K2 (USA)  LLC, MTN
          1,000       5.59%, 6/5/00                                   1,000
          5,000       5.6%, 6/15/00                                   5,000
          5,000       5.7%, 6/30/00                                   5,000
         30,000       6.9%, 3/30/01                                  30,000
                                                                  ---------
                                                                    201,000
                                                                  ---------

                    SECURITY & COMMODITY BROKER/DEALERS - 1.6%
        100,000     Morgan Stanley Dean Witter & Co. FRN,
                    6.15%, 8/28/00                                  100,000
                                                                  ---------

                    Total Corporate Notes/Bonds
                    (cost $510,370)                                 510,370
                                                                  ---------
                    EURODOLLAR TIME DEPOSITS - 10.4%

        237,500     Barclays Bank, Global Treasury
                    Eurodollar Time Deposit
                    6.344%, 4/3/00                                  237,500

      PRINCIPAL
      AMOUNT                                                          VALUE
      (000S)                                                         (000S)
---------------------------------------------------------------------------
       $230,000     Commerzbank, Frankfurt
                    Eurodollar Time Deposit
                    6.375%, 4/3/00                                 $230,000
        180,000     Fifth Third Bank, Grand Cayman
                    Eurodollar Time Deposit
                    6.313%, 4/3/00                                  180,000
                                                                  ---------

                    Total Eurodollar Time Deposits
                    (cost $647,500)                                 647,500
                                                                  ---------

                    MUNICIPAL INVESTMENTS - 7.6%

                    ADMINISTRATION OF ENVIRONMENT
                    & HOUSING PROGRAMS - 2.7%
         20,000     Alaska Housing Finance Corp.,
                    5.85%, 4/6/00                                    19,984
          9,245     Texas State Veterans Housing Fund
                    TOB, Series 1996,
                    6.019%, 4/1/00                                    9,245
         12,745     Virginia State HDA Multi-family
                    Housing Bond, Series 1996 CR-10T,
                    6.019%, 4/1/00                                   12,745
        125,810     Virginia State HDA Bond, Commonwealth
                    Mortgage, 6.20%, 4/7/00                         125,810
                                                                  ---------
                                                                    167,784
                                                                  ---------

                    BUSINESS SERVICES - 0.5%
          4,350     Courtyards of Mackinaw LLC
                    Mortgage Revenue Bond,
                    Series 1999 - H, 6.15%, 4/7/00                    4,350
          9,500     Elsmere, Kentucky Mubea, Inc.,
                    6.18%, 4/7/00                                     9,500
          3,800     FBC Chemical Corp. Taxable VRN
                    (National City Bank LOC)
                    5.92%, 4/7/00                                     3,800
          5,945     KBL Capital Fund, Inc. Loan
                    Program Note, Series 1999 - A,
                    6.22%, 4/7/00                                     5,945
          4,275     Malone College Project VRN,
                    6.25%, 4/7/00                                     4,275
          5,100     Schreiber Industrial Park-North Co.
                    Taxable VRDN, 6.18%, 4/7/00                       5,100
                                                                  ---------
                                                                     32,970
                                                                  ---------

See Notes to the Financial Statements.

                                                    NORTHERN FUNDS Annual Report
      PRINCIPAL
      AMOUNT                                                          VALUE
      (000S)                                                         (000S)
---------------------------------------------------------------------------

                    COLLATERALIZED LOAN OBLIGATIONS - 2.0%
                    Syndicated Loan Funding Trust
                    Senior Secured Notes, Series 1999-5
        $40,000       6.254%, 10/16/00                             $ 40,000
         35,000      6.154%, 2/15/01                                 34,983
         50,000       6.154%, 3/15/01                                50,000
                                                                  ---------
                                                                    124,983
                                                                  ---------

                    COMMUNICATIONS - 0.2%
         12,201     New Jersey Economic Development
                    VRN, Series 1999 - B, MSNBC/CNBC
                    5.636%, 4/1/00                                   12,201
                                                                  ---------

                    DOMESTIC DEPOSITORY INSTITUTIONS - 0.2%
          7,740     ADE Investments LLC Loan
                    Program VRN, Series 1998 - A,
                    6.15%, 4/7/00                                     7,740
          3,050     Vreba-Hoff Funding Inc., Loan
                    Notes, Series 1998 - A, 5.40%, 4/7/00             3,050
                                                                  ---------
                                                                     10,790
                                                                  ---------

                    ELECTRIC SERVICES - 0.1%
          9,000     Hydro Quebec, Province of Quebec,
                    Taxable Series High Yield Debenture,
                    5.756%, 4/1/00                                    9,000
                                                                  ---------

                    EXECUTIVE, REGISTRATIVE & GENERAL - 0.7%
         13,000     BRCH Corp. Taxable VRDN, Series 99,
                    6.20%, 4/7/00                                    13,000
          7,695     Seattle, Washington Ltd. G.O. Bond,
                    Series 1996 - C, 6.00%, 4/7/00                    7,695
         13,865     Stanislaus County, California Pension
                    Obligation, 6.019%, 4/7/00                       13,865
          7,030     Texas Municipal Power Agency
                    Series 1997, 6.10%, 5/9/00                        7,030
                                                                  ---------
                                                                     41,590
                                                                  ---------

                    HEALTH SERVICES - 1.2%
         13,500     Flint, Michigan Hospital Building
                    Authority Loan Program Notes,
                    Series 1997 - A, Hurley Medical Center
                    (National City Bank LOC)
                    5.70%, 4/7/00                                    13,500

      PRINCIPAL
      AMOUNT                                                          VALUE
      (000S)                                                         (000S)
---------------------------------------------------------------------------
        $22,500     Healthcare Network Properties LLC
                    Loan Program VRN, Series 1999A
                    (National City Bank LOC)
                    6.15%, 4/7/00                                   $22,500
         14,600     Integris Health, Inc. Taxable
                    Baptist Medical Plaza Associate Ltd,
                    6.22%, 4/7/00                                    14,600
         18,600     Physicians Plus Medical Group,
                    South Carolina, 6.30%, 4/7/00                    18,600
          3,050     Waukesha, Wisconsin, Health
                    System, Inc., 6.15%, 4/7/00                       3,050
                                                                  ---------
                                                                     72,250
                                                                  ---------

                    Total Municipal Investments
                    (cost $471,568)                                 471,568
                                                                  ---------


                    REPURCHASE AGREEMENTS - 15.3%
                    (Colld. by U.S.Government Securities)

        100,000     Lehman Brothers, Inc., dated 3/31/00,
                    repurchase price $100,050
                    6.103%, 4/3/00                                  100,000
                    Bear Stearns, Inc., dated 3/31/00
        375,000       repurchase price $375,194,
                      6.30%, 4/3/00                                 375,000
          5,237       repurchase price $5,240,
                      6.45%, 4/3/00                                   5,237
        300,000     Donaldson, Lufkin & Jenrette,
                    dated 3/31/00, repurchase price
                    $300,157, 6.375%, 4/3/00                        300,000
        125,000     Greenwich Capital Markets,
                    dated 3/31/00, repurchase price
                    $125,065, 6.30%, 4/3/00                         125,000
         49,054     Paine Webber, Inc., dated 3/31/00,
                    repurchase price $49,070,
                    6.375%, 4/3/00                                   49,054
                                                                  ---------

                    Total Repurchase Agreements
                    (cost $954,291)                                 954,291
                                                                  ---------

                    Total Investments - 99.8%
                    (cost $6,221,953)                             6,221,953

                    Other Assets less Liabilities - 0.2%             15,278
                                                                  ---------

                    NET ASSETS - 100.0%                          $6,237,231
                                                                ===========

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS MARCH 31, 2000

U.S. GOVERNMENT MONEY MARKET FUND

      PRINCIPAL
      AMOUNT                                                          VALUE
      (000S)                                                         (000S)
---------------------------------------------------------------------------

                    U.S. GOVERNMENT AGENCIES - 69.3%

                    FANNIE MAE - 33.7%
                    FNMA Bonds
         $6,000       5.04%, 4/6/00                                  $6,000
          5,000       4.97%, 4/12/00                                  5,000
         10,000       6.625%, 3/1/01                                  9,999
                    FNMA Bond FRN
         30,934       6.10%, 9/29/00                                 30,929
         20,000       5.879%, 11/13/00                               19,990
                    FNMA Discount Notes
         25,000       5.77%, 5/4/00                                  24,868
         15,000       5.755%, 5/11/00                                14,904
         10,000       5.765%, 5/11/00                                 9,936
         50,000       5.89%, 6/1/00                                  49,500
         10,000       5.61%, 9/1/00                                   9,762
                                                                  ---------
                                                                    180,888
                                                                  ---------

                    FEDERAL FARM CREDIT BANK - 3.0%
         16,000     FFCB MTN, 6.191%, 6/1/00                         16,000
                                                                  ---------

                   FEDERAL HOME LOAN BANK - 6.5%
         10,000     FHLB Bonds, 6.48%, 3/20/01                        9,990
                    FHLB FRN
         15,000       6.42%, 4/28/00                                 15,000
         10,000       5.874%, 5/12/00                                 9,999
                                                                  ---------
                                                                     34,989
                                                                  ---------

                    FREDDIE MAC - 26.1%
                    FHLMC Discount Notes
         10,000       5.72%, 4/4/00                                   9,995
         10,000       5.74%, 4/4/00                                   9,995
         20,000       5.83%, 5/2/00                                  19,900
         10,000       5.87%, 5/9/00                                   9,938
         50,000       5.98%, 5/23/00                                 49,568
         20,000       5.865%, 6/1/00                                 19,801
          6,706       5.19%, 6/6/00                                   6,642
         10,000       5.885%, 6/8/00                                  9,889
                    FHLMC MTN
          5,000     6.75%, 3/30/01                                    5,000
                                                                  ---------
                                                                    140,728
                                                                  ---------

                    Total U.S. Government Agencies
                    (cost $372,605)                                 372,605
                                                                  ---------


      PRINCIPAL
      AMOUNT                                                          VALUE
      (000S)                                                         (000S)
---------------------------------------------------------------------------
                    REPURCHASE AGREEMENTS - 30.4%
                    (Colld. by U.S. Government Securities)

        $55,000     ABN-AMRO, dated 3/31/00,
                    repurchase price $55,028
                    6.30%, 4/3/00                                   $55,000
         63,617     Bear Stearns, Inc., dated 3/31/00,
                    repurchase price $63,651,
                    6.45%, 4/3/00                                    63,617
         35,000     Morgan Stanley, Inc., dated 1/19/00,
                    repurchase price $35,516,
                    5.83%, 4/19/00                                   35,000
         10,000     Goldman Sachs & Co., dated 3/6/00,
                    repurchase price $10,099,
                    5.92%, 5/5/00                                    10,000

                    Total Repurchase Agreements
                    (cost $163,617)                                 163,617
                                                                  ---------

                    Total Investments - 99.7%
                    (cost $536,222)                                 536,222

                    Other Assets less Liabilities - 0.3%              1,728
                                                                  ---------

                    NET ASSETS - 100.0%                            $537,950
                                                                  =========


See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS March 31, 2000

U.S. GOVERNMENT SELECT MONEY MARKET FUND

      PRINCIPAL
      AMOUNT                                                          VALUE
      (000S)                                                         (000S)
---------------------------------------------------------------------------

                    U.S. GOVERNMENT AGENCIES -102.1%

                    FEDERAL FARM CREDIT BANK - 3.1%
        $14,750     FFCB Discount Notes,
                    5.80%, 5/15/00                                  $14,645
          7,000     FFCB Medium Term FRN,
                    5.789%, 5/11/00                                   6,999
                                                                  ---------
                                                                     21,644
                                                                  ---------

                    FEDERAL HOME LOAN BANK - 97.5%
                    FHLB Bonds
         20,000       4.97%, 4/20/00                                 19,999
         10,000       6.50%, 3/6/01                                   9,997
         30,000       6.48%, 3/20/01                                 29,977
                    FHLB Discount Notes
        150,000       6.05%, 4/3/00                                 149,950
         95,260       6.05%, 4/3/00                                  95,228
         75,000       5.71%, 4/26/00                                 74,703
         50,000       5.804%, 5/3/00                                 49,742
          5,000       5.80%, 5/3/00                                   4,974
         15,000       5.745%, 5/10/00                                14,907
         15,000       5.875%, 5/17/00                                14,887
         25,000       5.829%, 5/31/00                                24,757
         25,000       5.843%, 6/7/00                                 24,728
         30,537       5.92%, 8/16/00                                 29,849
         25,000       5.92%, 8/18/00                                 24,429
         20,000       5.93%, 8/23/00                                 19,526
                    FHLB FRN
         15,000       6.375%, 4/14/00                                15,000
         10,000       6.025%, 4/14/00                                10,000
         10,000       5.874%, 5/12/00                                 9,999
         25,000       6.075%, 9/27/00                                24,989
         25,000       6.07%, 10/6/00                                 24,992
                                                                  ---------
                                                                    672,633
                                                                  ---------

      PRINCIPAL
      AMOUNT                                                          VALUE
      (000S)                                                         (000S)
---------------------------------------------------------------------------

                    SALLIE MAE FRN - 1.5%
        $10,000     6.515%, 6/30/00                                 $10,000
                                                                  ---------

                    Total U.S. Government Agencies
                    (cost $704,277)                                 704,277
                                                                  ---------

                    Total Investments - 102.1%
                    (cost $704,277)                                 704,277

                    Liabilities less Other Assets - (2.1)%         (14,535)
                                                                  ---------

                    NET ASSETS - 100.0%                            $689,742
                                                                  =========

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS MARCH 31, 2000

MUNICIPAL MONEY MARKET FUND
      PRINCIPAL
      AMOUNT                                                          VALUE
      (000S)                                                         (000S)
---------------------------------------------------------------------------

                    MUNICIPAL INVESTMENTS - 97.9%

                    ALABAMA - 1.2%
         $1,800     Ashland Industrial Development
                    Board Revenue IDR VRDB (AMT),
                    Russell Corp. Project (SunTrust Bank
                    LOC), 4.05%, 4/7/00                              $1,800
          2,575     Columbia Industrial Development
                    Board Revenue Refunding Bonds IDR
                    VRDB (AMT), Russell Corp. Project
                    (SunTrust Bank LOC), 4.05%, 4/7/00                2,575
          1,000     Eutaw Industrial Development Board
                    PCR VRDB, Mississippi Power Co.,
                    Greene County Project, 4.05%, 4/3/00              1,000
          2,575     Geneva Industrial Development Board
                    IDR VRDN, Series 1997 (AMT),
                    Russell Corp. Project (SunTrust Bank
                    LOC), 4.05%, 4/7/00                               2,575
            700     Greenville City Industrial Development
                    Board Revenue Refunding VRDB,
                    Series 1992, Allied-Signal Project
                    (Honeywell International, Inc. Gtd.),
                    4.05%, 4/7/00                                       700
         12,500     McIntosh Industrial Development Board
                    Environmental Improvement
                    Facilities Revenue Refunding VRDB,
                    Series 1998E (AMT), Ciba Specialty
                    Chemicals Corp., 4.15%, 4/3/00                   12,500
          4,250     Oxford G.O. VRDB, Trust Receipts,
                    SGB 34 (AMBAC Insured),
                    3.96%, 4/7/00                                     4,250
          2,200     Selma Industrial Development Board
                    Revenue VRDB, Series A,
                    Meadowcraft, Inc. Project (Bank of
                    America LOC), 4.15%, 4/7/00                       2,200
          1,000     Stevenson Industrial Development Board
                    Environmental Improvement Revenue
                    VRDB, Series 1996 (AMT), Mead Corp.
                    Project (Soc Gen LOC), 4.05%, 4/3/00              1,000
          4,100     Stevenson Industrial Development Board
                    Revenue VRDB, Series B (AMT),
                    Mead Corp. Project (Bank One LOC),
                    4.15%, 4/3/00                                     4,100
                                                                  ---------
                                                                     32,700
                                                                  ---------

      PRINCIPAL
      AMOUNT                                                          VALUE
      (000S)                                                         (000S)
---------------------------------------------------------------------------

                    ALASKA - 0.5%
         $4,700     Alaska Housing Finance Corp. VRDB,
                    Merrill P-Floats PT-37,4.08%, 4/3/00             $4,700
          3,750     Alaska International Airports Revenue
                    VRDB, Series I, Merlots
                    (AMBAC Insured), 4.05%, 4/7/00                    3,750
          4,700     Valdez Marine Term Revenue Refunding
                    Bonds, Series 1994A, ARCO Transportation
                    Project, 4.00%, 4/6/00                            4,700
                                                                  ---------
                                                                     13,150
                                                                  ---------

                    ARIZONA - 0.6%
          1,175     Apache County IDA VRDN, Series 1996,
                    Imperial Components, Inc. Project
                    (Harris Trust & Savings Bank LOC),
                    4.05%, 4/7/00                                     1,175
          9,500     Maricopa County IDA Hospital Revenue
                    VRDB Mayo Foundation, Morgan Stanley
                    Floater Certificates, Series 1998-103,
                    3.96%, 4/7/00                                     9,500
          5,800     Rancho Ladera COP VRDN, Series 1999 A
                    (Credit Suisse First Boston LOC),
                    4.10%, 4/7/00                                     5,800
                                                                  ---------
                                                                     16,475
                                                                  ---------

                    ARKANSAS - 0.4%
          5,615     Arkansas State Development Finance
                    Authority Home Mortgage Revenue
                    VRDB, Series PT-257,
                    4.10%, 4/3/00                                     5,609
          3,250     Lowell City IDR VRDB, Series 1996 (AMT),
                    Little Rock Newspapers, Inc. Project
                    (Bank of New York LOC),
                    4.00%, 4/7/00                                     3,250
          1,950     West Memphis City IDR VRDN,
                    Proform Co. LLC Project (U.S. Bank LOC),
                    4.15%, 4/7/00                                     1,950
                                                                  ---------
                                                                     10,809
                                                                  ---------

                    CALIFORNIA - 0.1%
          1,550     Chula Vista IDR VRDB, Series 1996-B
                    (AMT), San Diego Gas & Electric Co.
                    3.75%, 4/3/00                                     1,550

See Notes to the Financial Statements.

                                                    NORTHERN FUNDS Annual Report

      PRINCIPAL
      AMOUNT                                                          VALUE
      (000S)                                                         (000S)
---------------------------------------------------------------------------

         $1,040     Sacramento City Finance Authority Lease
                    Revenue Refunding Bonds, Series 1997
                    SAK18, Paine Webber Municipal Trust
                    Receipts (AMBAC Insured), 4.00%, 4/7/00          $1,040
                                                                  ---------
                                                                      2,590
                                                                  ---------

                    COLORADO - 2.6%
                    City and County of Denver Airport System
                    Subordinate Revenue Bonds, Series 1997 A
                    (AMT) (Bayerische Landesbank LOC),
          3,300       3.65%, 4/7/00                                   3,300
          3,500       3.85%, 5/11/00                                  3,500
         10,860     City and County of Denver School
                    District No. 1 G.O. Unlimited Bonds,
                    Series PT-1135 (FGIC Insured),
                    3.90%, 10/26/00                                  10,860
          3,500     Colorado HFA Economic Development
                    Revenue Bonds (AMT), Metal Sales
                    Manufacturing Corp. Project (Firstar
                    Bank LOC), 4.10%, 4/7/00                          3,500
          8,500     Colorado HFA Multi-Family Class,
                    Series A-1 (MBIA Insured), 3.90%, 4/3/00          8,500
          9,200     Colorado HFA Multi-Family Insured
                    Mortgage Revenue VRDB, Series A,
                    3.96%, 4/7/00                                     9,200
          9,900     Colorado HFA SFM VRDN, Series 1996 C,
                    Bank of America Trust Certificate,
                    4.01%, 4/7/00                                     9,900
          3,600     Colorado Springs Utility Revenue VRDB,
                    Series A SGA-88, 4.00%, 4/3/00                    3,600
         11,155     Colorado Student Obligation Bond
                    Authority Revenue VRDB, Series A (AMT)
                    (SLMA Gtd.), 3.95%, 4/7/00                       11,155
                    Pitkin County IDA VRDN, Aspen Skiing
                    Co. Project (Bank One LOC)
          3,500       Series 1994-B (AMT), 4.10%, 4/3/00              3,500
          1,460       Series 1994-A, 4.00%, 4/3/00                    1,460
                                                                  ---------
                                                                     68,475
                                                                  ---------

                    CONNECTICUT - 0.3%
          7,000     Connecticut State G.O. VRDB, Series
                    1999 A, JPM Putter 110 (FGIC Insured),
                    3.83%, 4/3/00                                     7,000
                                                                  ---------

      PRINCIPAL
      AMOUNT                                                          VALUE
      (000S)                                                         (000S)
---------------------------------------------------------------------------

                    DELAWARE - 0.5%
         $3,200     Delaware State Economic Development
                    Authority IDR VRDB, Series 1998 (AMT),
                    C&C Family Limited Partnership
                    (PNC Bank LOC), 4.10%, 4/7/00                    $3,200
          2,925     Delaware State Economic Development
                    Authority PCR VRDB, Allied Signal Corp.
                    (Honeywell International, Inc. Gtd.),
                    4.05%, 4/7/00                                     2,925
          7,500     Delaware State Health Facility Authority
                    Revenue Bonds, Beebe Medical Center
                    Project (Colld. by U.S. Government
                    Securities), 8.50%, 6/1/00                        7,709
                                                                  ---------
                                                                     13,834
                                                                  ---------

                    DISTRICT OF COLUMBIA - 2.6%
          6,495     District of Columbia G.O. Bonds,
                    Series 1991 A (Colld. by U.S. Government
                    Securities), 6.75%, 6/1/00                        6,653
          4,165     District of Columbia G.O. Refunding
                    VRDB, P-Float, Series PA-568
                    (FSA Insured), 3.96%, 4/7/00                      4,165
         10,000     District of Columbia G.O. Refunding
                    VRDB, Series 1999B-12, ROC II
                    (FSA Insured), 3.96%, 4/7/00                     10,000
          1,000     District of Columbia G.O. Unlimited
                    Bonds (Colld. by U.S. Government
                    Securities), 7.10%, 6/1/00                        1,005
         31,000     District of Columbia Metropolitan Airport
                    Authority Passenger Facility Flexible
                    Term Notes (AMT) (Bank of America LOC),
                    3.90%, 4/24/00                                   31,000
          5,320     District of Columbia Water & Sewer
                    Authority Revenue VRDB, Public Utility
                    Authority (FSA Insured),
                    Merrill Lynch P-Float, 3.96%, 4/7/00              5,320
          3,300     District of Columbia Water & Sewer
                    Authority Revenue VRDB,
                    Citibank Eagle Trust, Series 985201
                    (FSA Insured), 3.96%, 4/7/00                      3,300
          7,590     District of Columbia Water & Sewer
                    Authority Revenue VRDB, Citicorp Eagle
                    Trust 8121A (FSA Insured), 3.96%, 4/7/00          7,590
                                                                  ---------
                                                                     69,033
                                                                  ---------
See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS March 31, 2000

      PRINCIPAL
      AMOUNT                                                          VALUE
      (000S)                                                         (000S)
---------------------------------------------------------------------------

                    MUNICIPAL INVESTMENTS -
                    97.9% (CONT'D.)

                    FLORIDA - 3.0%
         $4,000     Florida Board of Education Capital Outlay
                    Revenue VRDB, Series 1998-9, ABN-AMRO
                    MuniTops (FSA Insured), 4.01%, 4/7/00            $4,000
          6,395     Florida State Board of Education Capital
                    Outlay Revenue VRDN, Series 1989 A,
                    Citibank Eagle Trust 96C0912,
                    3.96%, 4/7/00                                     6,395
          7,145     Hillsborough County School District
                    VRDN, PTOB PCR-4 (MBIA Insured),
                    3.96%, 4/7/00                                     7,145
          3,930     Jackson County PCR Refunding VRDB,
                    Series 1997, Gulf Power Co. Project,
                    4.05%, 4/3/00                                     3,930
          6,700     Jacksonville Capital Project Revenue
                    VRDB, Series 2 (AMBAC Insured),
                    3.95%, 4/7/00                                     6,700
          2,400     Jacksonville Electric Authority
                    Subordinated Revenue VRDB, Series C,
                    4.00%, 4/3/00                                     2,400
          5,000     Miami-Dade County Educational Facilities
                    Authority Revenue VRDB, Florida
                    International University Foundation Project
                    (SunTrust Bank LOC), 3.95%, 4/7/00                5,000
          1,900     Miami-Dade County IDA IDR VDRN,
                    Series 1998 (AMT), Fine Art Lamps Project
                    (SunTrust Bank LOC), 4.05%, 4/7/00                1,900
          3,000     Miami-Dade County IDA VRDB (AMT),
                    Airis Miami LLC Project (AMBAC Insured),
                    3.95%, 4/7/00                                     3,000
          2,000     Ocean Highway & Port Authority Revenue
                    VRDB (AMT) (ABN-AMRO LOC),
                    4.00%, 4/7/00                                     2,000
         20,000     Orange County Health Facility Revenue
                    VRDB, Adventist Health - Morgan Stanley
                    Municipal Trust Receipts, Series 17
                    (AMBAC Insured), 4.08%, 4/7/00                   20,000
          4,340     Orange County HFA VRDN, Series
                    1987-A, Citicorp Eagle Trust (Colld. by
                    U.S. Government Securities),
                    3.96%, 4/7/00                                     4,340

      PRINCIPAL
      AMOUNT                                                          VALUE
      (000S)                                                         (000S)
---------------------------------------------------------------------------

         $9,040     Putnam County Development Authority
                    PCR Bonds, National Rural Utility
                    Seminole Electric H-4 (National Rural
                    Utilities Coop. Finance Co. Gtd.),
                    4.05%, 9/15/00                                   $9,040
          5,010     Sunshine State Government Finance
                    Authority CP Revenue Notes (AMT),
                    Government Finance Program (FGIC
                    Insured), 3.85%, 5/10/00                          5,010
                                                                  ---------
                                                                     80,860
                                                                  ---------

                    GEORGIA - 3.3%
         11,800     Atlanta Housing Authority Multi-Family
                    VDRN, Series 1999 (AMT), Village of E.
                    Lake Phase II (Bank of America LOC),
                    4.10%, 4/7/00                                    11,800
          2,100     Burke County Development Authority
                    PCR VRDB, Series 1994, Georgia Power
                    Co. Plant Vogtle Project (Georgia Power
                    Co. Gtd.), 4.00%, 4/3/00                          2,100
          5,300     Clayton County Development Authority
                    IDR VRDB, Series 1996, Blue Circle
                    Aggregates, Inc. Project (Denmark Danske
                    Bank LOC), 4.10%, 4/7/00                          5,300
          4,100     Clayton County Housing Authority
                    Multifamily Revenue VRDN (AMT),
                    Williamsburg South Apartments
                    (PNC Bank LOC), 4.15%, 4/7/00                     4,100
          5,200     DeKalb County Housing Authority
                    Revenue Refunding VRDB, Series 1995
                    (AMT), Cedar Creek Apartment Project
                    (General Electric Corp. LOC),
                    4.10%, 4/7/00                                     5,200
         10,000     Fulton County School District, Citicorp
                    Eagle Trust Series 981001, 4.05%, 8/1/00         10,000
         11,720     Georgia HFA SFM Bonds, Series 1999 B-4
                    PT 299, 4.00%, 10/12/00                          11,720
                    Georgia Housing Finance Authority
                    Mortgage Bonds TOB,
            765       Series 1990-D (AMT), 4.00%, 6/1/00                765
          5,210      Series 1990-C (AMT), 4.00%, 6/1/00               5,210
         12,000     Georgia State G.O. VRDB, Eagle Trust
                    Series 97C1001, 3.96%, 4/7/00                    12,000
          9,500     Georgia State G.O. Unlimited VRDB,
                    Series B, 3.95%, 4/7/00                           9,500

See Notes to the Financial Statements.

                                                    NORTHERN FUNDS Annual Report

      PRINCIPAL
      AMOUNT                                                          VALUE
      (000S)                                                         (000S)
---------------------------------------------------------------------------

         $1,600     Gwinnett County IDR VRDN, Series 1998
                    (AMT), Network Publications, Inc.
                    (Bank of America LOC), 4.10%, 4/7/00             $1,600
          4,150     Henry County Development Authority
                    Revenue Bonds, Series 1997 (AMT),
                    Atlas Roofing Corp. Project (Sun Trust
                    Bank LOC), 4.05%, 4/7/00                          4,150
          5,000     Savannah Economic Development
                    Authority Revenue VRDN, Series 1997
                    (AMT), Georgia Kaolin Terminals
                    (Bank of America LOC), 4.10%, 4/7/00              5,000
                                                                  ---------
                                                                     88,445
                                                                  ---------

                    HAWAII - 0.1%
          1,525     Hawaii State G.O. Bonds, Series 1991
                    (Colld. by U.S. Government Securities),
                    6.00%, 2/1/01                                     1,562
                                                                  ---------

                    ILLINOIS - 9.8%
          3,195     Arlington Heights IDR VRDB, Series 1997
                    (AMT), 3E Graphics & Printing Project
                    (Harris Trust and Savings Bank LOC),
                    4.05%, 4/7/00                                     3,195
          9,580     Aurora Rental Housing Revenue VRDB,
                    Series PA-328, Fox Valley Project
                    (Merrill Lynch & Co., Inc. Gtd.),
                    4.04%, 4/7/00                                     9,580
          7,000     Bolingbrook Multi-Family Housing
                    Redevelopment Revenue Refunding VDRN,
                    Series 1997A (AMT), Amberton Apartments
                    (LaSalle National Bank LOC),
                    3.95%, 4/7/00                                     7,000
          7,405     Chicago Board of Education G.O.
                    Unlimited VRDB, Series A (PA 616),
                    School Reform Board (FGIC Insured),
                    4.11%, 4/7/00                                     7,405
          8,000     Chicago City G.O. Equipment Notes
                    (Harris Trust and Savings Bank LOC),
                    3.90%, 10/5/00                                    8,000
          3,885     Chicago City Sales TRB VRDN, Series 1998
                    (PCR-8 PTOB) (FGIC Insured),
                    4.11%, 4/7/00                                     3,885
                    Chicago City 2nd Lien Revenue VRDB,
                    Midway Airport (MBIA Insured)
         15,400       Series 1998A (AMT), 4.10%, 4/3/00              15,400
          3,000       Series 1998B (AMT), 4.10%, 4/3/00               3,000

      PRINCIPAL
      AMOUNT                                                          VALUE
      (000S)                                                         (000S)
---------------------------------------------------------------------------
        $10,000     Chicago G.O. Project & Refunding
                    Bonds, Series 1998M, Bank of America
                    Partnership (FGIC Insured),
                    3.62%, 7/13/00                                  $10,000
          4,500     Chicago G.O. Refunding VRDB,
                    Series 1998, Citicorp Eagle Trust 981302
                    (FSA Insured), 3.96%, 4/7/00                      4,500
          2,655     Chicago IDR VRDN, Series 1996B (AMT),
                    Guernsey Bel, Inc. Project (LaSalle National
                    Bank LOC), 4.35%, 4/7/00                          2,655
          5,500     Chicago Midway Airport Revenue VRDB,
                    Series 1995 (AMT), American Trans Air,
                    Inc. Project (Bank One LOC),
                    4.05%, 4/7/00                                     5,500
          5,250     Chicago Multi-Family Housing Revenue
                    VRDB, Series 1999A (AMT), Renaissance
                    Center LP Project (Harris Trust and
                    Savings Bank LOC), 4.05%, 4/7/00                  5,250
          7,000     Chicago Park District Tax Anticipation
                    Warrants, 4.375%, 9/15/00                         7,006
          6,400     Chicago Revenue VRDB, Series 2000,
                    Boys & Girls Club of Chicago (American
                    National Bank & Trust LOC),
                    4.00%, 4/7/00                                     6,400
          7,300     Chicago School Reform Board G.O. VRDB,
                    Series 1996, Bank of America Variable Rate
                    Certificates (MBIA Insured), 4.01%, 4/7/00        7,300
          3,750     Crestwood IDR VRDB (AMT), GMG
                    Warehouse LLC Project (LaSalle National
                    Bank LOC), 4.00%, 4/7/00                          3,750
          6,200     DuPage Water Commission Revenue
                    VRDB, 3.96%, 4/7/00                               6,200
          1,600     Des Plaines City VRDB, Series 1996,
                    Finzer Roller, Inc. Project (Harris Trust
                    and Savings Bank LOC), 4.05%, 4/7/00              1,600
          3,600     Elgin City IDR VRDB, Series 1999 (AMT),
                    Questek Manufacturing Corp.
                    (American National Bank & Trust LOC),
                    4.10%, 4/7/00                                     3,600
          3,450     Frankfort IDR VRDB, Series 1996,
                    Bimba Manufacturing Co. Project
                    (Harris Trust and Savings Bank LOC),
                    4.05%, 4/7/00                                     3,450
          4,125     Fulton Industrial Development VRDB,
                    Series 1998 (AMT), Drives Inc. Project
                    (Harris Trust and Savings Bank LOC),
                    4.05%, 4/7/00                                     4,125

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS MARCH 31, 2000

      PRINCIPAL
      AMOUNT                                                          VALUE
      (000S)                                                         (000S)
---------------------------------------------------------------------------

                    MUNICIPAL INVESTMENTS -
                    97.9% (CONT'D.)

                    ILLINOIS - 9.8% (cont'd.)
         $1,800     Illinois Development Finance Authority
                    IDR VRDB, Series 1990 (AMT),
                    Solar Press, Inc. Project (LaSalle National
                    Bank LOC), 4.00%, 4/7/00                         $1,800
          2,265     Illinois Development Finance Authority
                    IDR VRDB, Series 1997A (AMT), Randall
                    Metals Corp. Project (LaSalle National
                    Bank LOC), 4.20%, 4/7/00                          2,265
          5,080     Illinois Development Finance Authority
                    Industrial Revenue VRDB, Series A (AMT),
                    General Converting Project (LaSalle
                    National Bank LOC), 4.00%, 4/7/00                 5,080
          4,400     Illinois Development Finance Authority
                    Industrial Revenue VRDB, Series 1996
                    (AMT), Touhy Limited Partnership Project
                    (LaSalle National Bank LOC),
                    4.00%, 4/7/00                                     4,400
          3,900     Illinois Development Finance Authority
                    Industrial Revenue VRDB (AMT), Astron
                    Midwestern, Inc. Project (American
                    National Bank & Trust LOC),
                    4.05%, 4/7/00                                     3,900
          4,000     Illinois Development Finance Authority
                    Revenue VRDB, Oak Crest Residence
                    Project (American National Bank &
                    Trust LOC), 4.00%, 4/7/00                         4,000
            900     Illinois Development Finance Authority
                    Revenue VRDB, Series 1989,
                    DE Akin Seed Co. (Bank One LOC),
                    4.05%, 4/7/00                                       900
          3,950     Illinois Development Finance Authority
                    Revenue VRDB (AMT), Olive Can Co.
                    Project (LaSalle National Bank LOC),
                    4.00%, 4/7/00                                     3,950
          5,950     Illinois Development Finance Authority
                    Revenue VRDN, Enterprise Office Campus
                    (Colld. by U.S. Government Securities),
                    4.15%, 6/1/00                                     5,950
          5,500     Illinois Development Finance Authority
                    Revenue VRDN, Series 1998 (AMT),
                    Flying Food Fare, Inc. (Bank of America
                    LOC), 4.15%, 4/7/00                               5,500

      PRINCIPAL
      AMOUNT                                                          VALUE
      (000S)                                                         (000S)
---------------------------------------------------------------------------

         $4,545     Illinois Development Finance Authority
                    Revenue VRDN, Series 1999 (AMT),
                    Elite Manufacturing Technology, Inc.
                    Project (Harris Trust and Savings Bank
                    LOC), 4.05%, 4/7/00                              $4,545
          5,475     Illinois Development Finance Authority
                    Revenue VRDN, Series 1999A (AMT),
                    Nuevo Hombres LLC Project (American
                    National Bank and Trust LOC),
                    4.10%, 4/7/00                                     5,475
          2,365     Illinois Development Finance Authority
                    IDR VRDN, Bimba Manufacturing
                    Co. Project (Harris Trust and Savings
                    Bank LOC), 4.05%, 4/7/00                          2,365
          6,400     Illinois Development Finance Authority
                    VRDB, Series A, Local Government
                    Finance Program (AMBAC Insured),
                    4.00%, 4/7/00                                     6,400
          4,100     Illinois Development Finance Authority
                    VRDN, Series 1997 (AMT), Ciccone Food
                    Products, Inc. (Harris Trust and Savings
                    Bank LOC), 4.05%, 4/7/00                          4,100
          2,400     Illinois Educational Facilities Authority
                    VRDN, Cultural Pooled Financing Project
                    (American National Bank and Trust LOC),
                    3.95%, 4/7/00                                     2,400
          9,000     Illinois Health Facilities Authority
                    Revenue Bonds, Evanston Hospital Corp.,
                    Series 1985B, 3.65%, 8/15/00                      9,000
         13,040     Illinois Housing Development Authority
                    Bonds, Homeowner Mortgage, Series B-2
                    (AMT), 4.20%, 1/24/01                            13,040
          2,400     Rockford IDR VRDB, Series 1998 (AMT),
                    Ring Can Corp. Project (SunTrust Bank,
                    LOC), 4.05%, 4/7/00                               2,400
          2,250     Romeoville IDR VRDB, Series 1997,
                    Metropolitan Industries, Inc. Project
                    (Harris Trust and Savings Bank LOC),
                    4.05%, 4/7/00                                     2,250
          6,500     Savanna IDR VRDB, Series 1994,
                    Metform Corp. Project (Bank One LOC),
                    4.00%, 4/7/00                                     6,500
          5,800     St. Clair County IDR VRDN (AMT),
                    Stellar Manufacturing Project (Bank of
                    America LOC), 4.15%, 4/7/00                       5,800

See Notes to the Financial Statements.

                                                    NORTHERN FUNDS Annual Report
      PRINCIPAL
      AMOUNT                                                          VALUE
      (000S)                                                         (000S)
---------------------------------------------------------------------------

         $3,500     University of Illinois Revenue VRDB,
                    Auxiliary Facility System, Merlot Series
                    2000 S (MBIA Insured), 4.10%, 4/7/00             $3,500
          7,500     Village of Ladd, IDR VRDB, Series 1996,
                    O'Neal Metals, Inc. (Bank of
                    America LOC), 4.15%, 4/7/00                       7,500
          2,710     Village of Niles IDR VRDB, Series 1996,
                    Lewis Spring & Manufacturing Co.
                    Project (Harris Trust and Savings
                    Bank LOC), 4.05%, 4/7/00                          2,710
          2,200     West Chicago City IDR VRDB, Series 1999
                    (AMT), Royal Gold Ribbon Foods
                    (Bank One LOC), 4.10%, 4/7/00                     2,200
          9,000     Will County Solid Waste VRDB,
                    Series 1997 (AMT), BASF Corp.
                    (BASF Corp. Gtd.), 4.15%, 4/3/00                  9,000
          4,600     Will-Kankakee Regulatory Development
                    Authority VRDN (AMT), T.H. Davidson
                    & Co., Inc. Project (LaSalle National
                    Bank LOC), 4.00%, 4/7/00                          4,600
                                                                  ---------
                                                                    260,331
                                                                  ---------

                    INDIANA - 2.9%
          2,790     Anderson City Economic Development
                    Revenue VRDB, Series 1996 (AMT),
                    Gateway Village Project (FHLB LOC),
                    4.00%, 4/7/00                                     2,790
          5,500     Avilla Economic Development Revenue
                    VRDB, Series 1996 (AMT), Pent
                    Assemblies, Inc. Project (Bank One LOC),
                    4.10%, 4/7/00                                     5,500
          1,500     Greencastle Industry Development
                    Revenue VRDB (AMT), Crown
                    Equipment Corp. Project (KeyBank LOC),
                    4.10%, 4/7/00                                     1,500
          2,840     Hammond City Economic Development
                    Revenue VRDB, Series 1996-A (AMT),
                    Annex at Douglas Point Project
                    (FHLB LOC), 4.00%, 4/7/00                         2,840
         14,985     Indiana Bond Bank Advance Funding
                    Program Notes, Series A-2, 4.75%, 1/18/01        15,052
          5,000     Indiana Development Finance Authority
                    Facility Revenue Refunding VRDB (AMT)
                    (LaSalle National Bank LOC),
                    4.00%, 4/7/00                                     5,000

      PRINCIPAL
      AMOUNT                                                          VALUE
      (000S)                                                         (000S)
---------------------------------------------------------------------------

                    Indiana Development Finance Authority
                    IDR VRDB, Red Gold, Inc. Project
                    (Harris Trust and Savings Bank LOC),
         $4,600       Series 1994-A, 4.05%, 4/7/00                   $4,600
          2,900       Series 1994-B (AMT), 4.05%, 4/7/00              2,900
         17,000     Indiana Transportation Authority
                    Highway Revenue Bonds, Citicorp Eagle
                    Trust Series 981402, 4.05%, 8/1/00               17,000
          1,000     Indianapolis Airport Authority Revenue
                    Refunding Bonds, Series A (AMT)
                    (FGIC Insured), 4.50%, 7/1/00                     1,002
          3,700     Indianapolis City Citizens Gas and Coke
                    Utility CP (Indianapolis Gas Utility LOC),
                    3.55%, 4/12/00                                    3,700
                    Jasper County PCR Bonds, Series 1988A,
                    Northern Indiana Public Service Project
                    (Northern Indiana Public Service Gtd.)
          1,000       3.90%, 4/13/00                                  1,000
          3,600       4.50%, 6/14/00                                  3,600
          2,000     Jasper County PCR Bonds, Series 1988D,
                    Northern Indiana Public Service Project
                    (Northern Indiana Public Service Gtd.)
                    4.35%, 6/9/00                                     2,000
          1,100     Madison Economic Development
                    Authority Revenue VRDB, Arvin Sango,
                    Inc. Project (Bank One LOC),
                    4.10%, 4/7/00                                     1,100
          4,500     Marshall County Economic Development
                    Revenue VRDB, Series 2000, Culver
                    Educational Foundation Project
                    (Bank One LOC), 4.00%, 4/7/00                     4,500
          4,000     Merrillville Multi-School Building Corp.
                    Revenue Bonds, Series 1990, Prerefunded,
                    7.50%, 7/15/00                                    4,118
                                                                  ---------
                                                                     78,202
                                                                  ---------

                    IOWA - 1.5%
                    Iowa Finance Authority Waste Disposal
                    Revenue VRDB, Cedar River Paper Co.
                    Project (Union Bank of Switzerland LOC)
          1,100       Series 1993-A (AMT), 4.15%, 4/3/00              1,100
         25,500       Series 1994-A (AMT), 4.15%, 4/3/00             25,500
          7,500       Series 1995-A (AMT), 4.15%, 4/3/00              7,500
          4,300       Series 1996-A (AMT), 4.15%, 4/3/00              4,300
            900       Series 1997-A (AMT), 4.15%, 4/3/00                900
                                                                  ---------
                                                                     39,300
                                                                  ---------
See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS MARCH 31, 2000

      PRINCIPAL
      AMOUNT                                                          VALUE
      (000S)                                                         (000S)
---------------------------------------------------------------------------

                    MUNICIPAL INVESTMENTS -
                    97.9% (CONT'D.)

                    KANSAS - 0.6%
         $5,970     Kansas City GNMA Revenue VRDB,
                    Series 1988B (Colld. by U.S.
                    Government Securities), 4.10%, 4/7/00            $5,970
          1,000     Olathe City IDR VRDB, Series 1997A (AMT),
                    Diamant Boart, Inc. Project (Deutsche
                    Bank LOC), 4.05%, 4/7/00                          1,000
          5,975     State Department of Transportation
                    Highway Revenue VRDB, Eagle
                    Series 20001601, 3.96%, 4/7/00                    5,975
          3,000     Topeka Temporary Notes, Series 1999-A,
                      3.50%, 6/1/00                                   3,001
                                                                  ---------
                                                                     15,946
                                                                  ---------

                    KENTUCKY - 2.5%
          5,701     Carroll County Solid Waste Disposal
                    Revenue VRDB (AMT), North American
                    Stainless Project (Banco Bilbao
                    Vizcaya LOC), 4.40%, 4/7/00                       5,701
          2,795     Clark County Industrial Building Revenue
                    VRDB, Series 1996 (AMT), Bluegrass
                    Art Cast Project (Bank One LOC),
                    4.10%, 4/7/00                                     2,795
                    Daviess Counties Waste Disposal Facilities
                    Revenue Bonds (AMT), Scott Paper Co.
                    Project (Kimberly-Clark Corp. Gtd.)
            100       Series 1993-B, 4.00%, 4/7/00                      100
          1,200       Series 1994-A, 4.00%, 4/7/00                    1,200
          3,000     Kentucky Asset/Liability General
                    Funding TRAN, Series B, 4.50%, 6/28/00            3,005
         10,000     Kentucky Association of Counties
                    Advance Revenue Cash Flow
                    Borrowing TRAN, 4.00%, 6/30/00                   10,013
         16,000     Kentucky Interlocal School Transportation
                    Association TRAN, 4.00%, 6/30/00                 16,019
          4,070     Kentucky State Turnpike Authority
                    Economic Development Authority VRDN,
                    Morgan Stanley Floating Rate Trust
                    Certificate 2000, Series 293
                    (AMBAC Insured), 4.01%, 4/7/00                    4,070
          3,855     Kentucky State Turnpike Authority
                    Economic Development Authority
                    Revenue Bonds (Colld. By U.S.
                    Government Securities), 7.25%, 5/15/00            3,928

      PRINCIPAL
      AMOUNT                                                          VALUE
      (000S)                                                         (000S)
---------------------------------------------------------------------------

        $20,000     Louisville & Jefferson County
                    Regional Airport Authority
                    Revenue BAN, Series 1997A (AMT)
                    Airport Systems (National City Bank
                    Of Kentucky LOC), 4.05%, 4/7/00                 $20,000
                                                                  ---------
                                                                     66,831
                                                                  ---------

                    LOUISIANA - 1.1%
                    Ascension Parish Revenue VRDB,
                    BASF Corp. Project (BASF Corp.Gtd.)
          2,000       Series 1997 (AMT), 4.15%, 4/3/00                2,000
          1,000       Series 1998 (AMT), 4.15%, 4/3/00                1,000
          4,700     Calcasieu Parish Industrial Development
                    Board VRDB, Series 1993-B, Olin Corp.
                    Project (Credit Suisse First Boston LOC),
                    4.10%, 4/3/00                                     4,700
          2,600     Jefferson Parish Industrial Development
                    Board Revenue VRDB, Series 1994 (AMT),
                    Sara Lee Corp. Project (Sara Lee Corp.
                    Gtd.), 4.10%, 4/3/00                              2,600
          1,900     Jefferson Sales District TRB, Special Sales
                    Tax Revenue (FSA Insured), 5.00%, 12/1/00         1,911
          6,900     Louisiana State G.O. VRDB, Citicorp Eagle
                    Trust Series 1994A (AMBAC Insured),
                    3.96%, 4/7/00                                     6,900
          6,250     Parish of East Baton Rouge PCR VRDB,
                    Series 1993, Exxon Project (Exxon Mobil
                    Corp. Gtd.), 3.95%, 4/3/00                        6,250
          4,000     South Louisiana Port Commission Port
                    Facilities Revenue VRDB, Series 1997
                    (AMT), Holnam, Inc. Project
                    (Wachovia Bank LOC), 3.90%, 4/7/00                4,000
                                                                  ---------
                                                                     29,361
                                                                  ---------

                    MAINE - 0.6%
          2,000     Fort Fairfield Revenue VRDB (AMT),
                    Atlantic Custom Processors
                    (PNC Bank LOC), 4.10%, 4/7/00                     2,000
          5,000     Maine Public Utility Finance Bank
                    Revenue VRDN (AMT), Series 1996,
                    Maine Public Service Co. Project
                    (Bank of New York LOC), 4.00%, 4/7/00             5,000
          9,995     Maine State Housing Authority
                    Mortgage Purchase VRDB,
                    Series 1998F-2, 4.06%, 4/7/00                     9,995
                                                                  ---------
                                                                     16,995
                                                                  ---------

See Notes to the Financial Statements.

                                                    NORTHERN FUNDS Annual Report

      PRINCIPAL
      AMOUNT                                                          VALUE
      (000S)                                                         (000S)
---------------------------------------------------------------------------

                    MARYLAND - 1.6%
         $2,100     Baltimore Economic Development
                    Revenue VRDB, Mt. Washington Pediatric
                    Hospital, Series 1985 (Mellon Bank LOC),
                    3.90%, 4/7/00                                    $2,100
          1,000     Baltimore City Board of Commissioners
                    VRDN, Notre Dame Prep School Project
                    (SunTrust Bank LOC), 3.95%, 4/7/00                1,000
          4,100     Cecil County Economic Development
                    Revenue Bonds, Steel Techs, Inc.
                    (PNC Bank LOC), 4.20%, 4/7/00                     4,100
          4,935     Howard County Multi-Family Housing
                    Revenue VRDB, Series PT-313 P-Floats
                    (Colld. by FNMA), 3.96%, 4/7/00                   4,935
          3,995     Maryland State Community Development
                    Administration Housing & Community
                    Development Notes, Series PT-284,
                    3.85%, 8/24/00                                    3,995
              9     Maryland State Community Development
                    Administration VRDB, Series PT-12,
                    Merrill P-Floats, 4.08%, 4/3/00                       9
         10,000     Maryland State Community Development
                    Administration Housing & Community
                    Development Notes, Series 1999 (AMT),
                    4.05%, 12/14/00                                  10,000
          2,675     Maryland State Economic Development
                    Corp. (AMT), Unisite Design, Inc.
                    (Mellon Bank LOC), 4.05%, 4/7/00                  2,675
         11,185     Northeast Maryland Waste Disposal
                    Authority Reserve Eagle Trust VRDN,
                    Series 96C2001 (MBIA Insured),
                    3.96%, 4/7/00                                    11,185
          2,030     Washington Suburban Sanitary District
                    MDE General Construction Bonds,
                    Series I (Colld. by U.S. Government
                    Securities), 6.90%, 6/1/00                        2,082
                                                                  ---------
                                                                     42,081
                                                                  ---------

                    MASSACHUSETTS - 0.3%
          3,100     Massachusetts State HFA SFM Revenue
                    Notes, Series A, 3.60%, 6/1/00                    3,100
          5,500     Massachusetts State Development
                    Finance Agency VRDN (AMT), Waste
                    Management, Inc. Project
                    (SunTrust Bank LOC), 4.05%, 4/7/00                5,500
                                                                  ---------
                                                                      8,600
                                                                  ---------

      PRINCIPAL
      AMOUNT                                                          VALUE
      (000S)                                                         (000S)
---------------------------------------------------------------------------

                    MICHIGAN - 3.9%
         $7,500     Detroit Sewage Disposal System VRDN,
                    First Untion, Merlot Series 2000 A
                    (FGIC Insured), 4.05%, 4/7/00                    $7,500
          6,000     Jackson County Economic Development
                    Corp.VRDN, Production Saw & Machine
                    Co., Series 1999 (AMT) (Comerica
                    Bank LOC), 4.05%, 4/7/00                          6,000
         11,000     Michigan Hospital Finance Authority
                    Ascension Health Bonds,
                    Series B - ROC II-R, Series 1999-6
                    (MBIA Insured), 4.00%, 5/1/00                    11,000
          7,000     Michigan Hospital Finance Authority
                    VRDN, Series 2000, Mt. Clemens General
                    Hospital (Comerica Bank LOC),
                    3.90%, 4/7/00                                     7,000
          8,000     Michigan State COP, New Center
                    Development, Inc. (Canadian Imperial
                    Bank of Commerce LOC),
                    4.75%, 3/1/01                                     8,035
          5,000     Michigan State Housing Development
                    Authority Revenue VRDB, Series 1999
                    (AMT), Baldwin Villas (Comerica
                    Bank LOC), 4.05%, 4/7/00                          5,000
          5,000     Michigan State Strategic Fund
                    VRDN (AMT), Serta Restokraft
                    Mattress Co. Project (Comerica
                    Bank LOC), 4.05%, 4/7/00                          5,000
          2,200     Michigan State Strategic Fund VRDN,
                    Series 1999 (AMT), Great Lakes Metal
                    Stamping (Bank One, Michigan LOC),
                    4.10%, 4/7/00                                     2,200
          2,000     Michigan State Strategic Fund VRDN,
                    Series 1999 (AMT), Midway Die &
                    Engineering (Bank One LOC),
                    4.10%, 4/7/00                                     2,000
          3,000     Michigan State Strategic Fund VDRN
                    Dirksen Screw Co. Project
                    (Bank One, Michigan LOC),
                    4.05%, 4/7/00                                     3,000
         11,500     Michigan State Strategic Fund Limited
                    G.O. VRDB, Series 1992 (AMT),
                    Dow Chemical Co. Project,
                    4.10%, 4/3/00                                    11,500
          5,170     Michigan State Strategic Fund Limited
                    Obligation Revenue VRDN, Series 1998
                    (AMT), GT USA LLC Project
                    (Comerica Bank LOC), 4.05%, 4/7/00                5,170

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS March 31, 2000

      PRINCIPAL
      AMOUNT                                                          VALUE
      (000S)                                                         (000S)
---------------------------------------------------------------------------

                    MUNICIPAL INVESTMENTS -
                    97.9% (CONT'D.)

                    MICHIGAN - 3.9% (cont'd.)
         $1,990     Michigan State Strategic Fund Limited
                    Obligation VRDB, Kruger
                    Commodities, Inc. Project (Harris Trust
                    and Savings Bank LOC), 4.05%, 4/7/00             $1,990
          1,100     Midland County Economic Development
                    Corp. VRDN, The Dow Chemical Co.
                    Project (Dow Chemical Gtd.),
                    4.10%, 4/3/00                                     1,100
         13,900     Midland County Economic Development
                    Corp. VRDN, Series 1993A
                    (AMT), Dow Chemical Corp. Project
                    (Dow Chemical Gtd.), 4.15%, 4/3/00               13,900
          6,500     Oakland City Economic Development
                    Corp. VRDN, Series 1998,
                    Richard Tool & Die Corp.
                    (Comerica Bank LOC), 4.05%, 4/7/00                6,500
          6,000     Southfield Economic Development
                    Revenue VRDB, Series 2000, Lawrence
                    Tech University Project (Bank One
                    Michigan LOC), 3.95%, 4/7/00                      6,000
                                                                  ---------
                                                                    102,895
                                                                  ---------

                    MINNESOTA - 0.9%
         11,290     Minnesota Housing Finance Agency
                    SFM Bonds, Series 1998 F (AMT),
                    3.55%, 8/14/00                                   11,290
         10,000     Rochester Health Care Facility
                    Revenue Bonds, Mayo Foundation,
                    Series B, 3.70%, 5/12/00                         10,000
          3,060     Stearns County Housing &
                    Redevelopment Authority VRDN (AMT),
                    Cold Spring Granite Co. Project
                    (U.S. Bank LOC), 4.15%, 4/7/00                    3,060
                                                                  ---------
                                                                     24,350
                                                                  ---------

                    MISSISSIPPI - 1.2%
         19,485     Mississippi Gulf Coast Revenue
                    Refunding VRDB, Waste Water Treatment,
                    Merlot Series 99C698 (MBIA Insured),
                    4.10%, 4/7/00                                    19,485
          8,965     Mississippi Home Corp. VRDN,
                    Series A-CL-6 PT-173, 4.01%, 4/7/00               8,965

      PRINCIPAL
      AMOUNT                                                          VALUE
      (000S)                                                         (000S)
---------------------------------------------------------------------------

         $3,250     Mississippi Home Corp. Single
                    Family Revenue VRDB, Series G-CL-5
                    PT-146, 4.01%, 4/7/00                            $3,250
                                                                  ---------
                                                                     31,700
                                                                  ---------

                    MISSOURI - 2.4%
         10,170     Kansas City IDA VRDN, Resh Health
                    Services System (MBIA Insured),
                    4.10%, 4/3/00                                    10,170
                    Missouri Higher Education Loan
                    Authority Student Loan Revenue Bonds
                    (AMT) (Bank of America LOC)
          7,600       Series 1990A, 3.95%, 4/7/00                     7,600
          7,200       Series 1990B, 3.95%, 4/7/00                     7,200
          1,800     Missouri Higher Education Loan
                    Authority Student Loan Revenue
                    Refunding VRDB, Series 1991-B
                    (AMT) (MBIA Insured), 4.05%, 4/7/00               1,800
          3,970     Missouri Housing Development
                    Community Mortgage Revenue Bonds,
                    Merrill P-Float PA-116, Series 1994A,
                    3.85%, 8/10/00                                    3,970
         12,366     Missouri State Environmental
                    Improvement Authority Revenue Bonds,
                    Series 1992 (Kansas Power & Light
                    Co. Gtd.), 4.10%, 6/20/00                        12,366
         10,000     Missouri State Environmental
                    Improvement Authority VRDB,
                    Series 1992 (Kansas Power &
                    Light Co. Gtd.), 3.95%, 4/7/00                   10,000
          8,000     St. Louis City IDA VRDB, Series
                    1995 (AMT), Whispering Lakes
                    Apartment Project (Mercantile Bank of
                    St. Louis LOC), 4.00%, 4/7/00                     8,000
          3,000     St. Louis General Fund TRAN,
                    Series 1999-2000, 4.00%, 6/30/00                  3,005
                                                                  ---------
                                                                     64,111
                                                                  ---------

                    MONTANA - 0.1%
                    Montana Board of Housing SFM
                    P-Floats VRDN
          2,240       Series PA-158, 4.01%, 4/7/00                    2,240
          1,180       Series PT-87, 4.01%, 4/7/00                     1,180
                                                                  ---------
                                                                      3,420
                                                                  ---------

See Notes to the Financial Statements.

                                                    NORTHERN FUNDS Annual Report

      PRINCIPAL
      AMOUNT                                                          VALUE
      (000S)                                                         (000S)
---------------------------------------------------------------------------

                    NEBRASKA - 0.2%
         $3,900     Nebraska Investment Finance Authority
                    Revenue VRDB, Series E
                    (Colld. by GNMA Securities),
                     4.05%, 4/7/00                                   $3,900
          1,600     Nebraska Investment Mortgage
                    Revenue VRDB, Series 1992D,
                    LB Trust Receipts, 4.10%, 4/7/00                  1,600
                                                                  ---------
                                                                      5,500
                                                                  ---------

                    NEVADA - 0.2%
          6,200     Nevada State VRDB, Series 1997-SGB 31
                    (FGIC Insured), 3.96%, 4/7/00                     6,200
                                                                  ---------

                    NEW HAMPSHIRE - 0.4%
          1,625     New Hampshire Municipal Bond Bank
                    Revenue Bonds, Series C
                    (FSA Insured), 5.375%, 1/15/01                    1,641
          9,100     New Hampshire State G.O. BAN,
                    Series 1999A, 4.00%, 6/8/00                       9,100
                                                                  ---------
                                                                     10,741
                                                                  ---------

                    NEW JERSEY - 0.2%
          5,750     New Jersey Transportation Corp. VRDB,
                    ROC 2000, Series 15 (AMBAC Insured),
                    3.96%, 4/7/00                                     5,750
                                                                  ---------

                    NEW MEXICO - 0.9%
          3,900     Farmington PCR VRDB, Series C (AMT),
                    Arizona Public Service Co.
                    (Barclays Bank LOC), 4.10%, 4/3/00                3,900
          5,090     New Mexico Mortgage Finance Authority
                    SFM VRDN, Series B-2 PT-196
                    (Colld. by U.S. Government Securities),
                    4.01%, 4/7/00                                     5,090
         15,000     New Mexico State TRAN,
                    4.50%, 6/30/00                                   15,022
                                                                  ---------
                                                                     24,012
                                                                  ---------

                    NEW YORK - 4.5%
          5,000     Metropolitan Transportation Authority
                    Revenue VRDB, Merlot Series 2000 F
                    (FGIC Insured), 4.10%, 4/7/00                     5,000
          9,000     New York City Municipal Water Finance
                    Authority Water and Sewer System
                    Revenue Bonds, Series 26 SGB
                    (MBIA Insured), 3.93%, 4/7/00                     9,000

      PRINCIPAL
      AMOUNT                                                          VALUE
      (000S)                                                         (000S)
---------------------------------------------------------------------------

        $13,200     New York City Transitional Finance
                    Authority BAN, VRDN, Series 1,
                    4.00%, 4/7/00                                   $13,200
          1,900     New York City VRDN, Subseries B-2
                    (Morgan Guaranty Trust Co. LOC),
                    4.10%, 4/3/00                                     1,900
          4,800     New York City VRDN, Subseries 1993 E-3
                    (Morgan Guaranty Trust Co. LOC),
                    3.90%, 4/3/00                                     4,800
          1,700     New York City G.O. VRDB, Sub-Series A-7
                    (Morgan Guaranty Trust Co. LOC),
                    3.90%, 4/3/00                                     1,700
          4,225     New York Municipal Securities Trust
                    Receipts VRDN, Series SGB 33
                    (FSA Insured), 3.93%, 4/7/00                      4,225
          6,600     New York RAN VRDN, Series A,
                    4.00%, 4/7/00                                     6,600
                    New York State Dormitory Authority
                    Revenue VRDB, Rockefeller University,
                    Citicorp Eagle Trust
          5,000       Series A 97C3201, 3.96%, 4/7/00                 5,000
          6,100       Series A 97C3202, 3.96%, 4/7/00                 6,100
          3,650     New York State Dormitory Authority
                    Revenue Bonds,  State University
                    Educational, Series B (Colld. by
                    U.S. Government Securities),
                    7.25%, 5/15/00                                    3,737
         14,850     New York State Energy Research &
                    Development Authority Bonds,
                    Eagle Trust Series 943206 (FGIC Insured),
                    3.55%, 8/25/00                                   14,850
          3,000     New York State Energy Research &
                    Development Authority VRDB, Series A,
                    Niagara Mohawk Power Project
                    (Toronto-Dominion Bank LOC),
                    4.10%, 4/3/00                                     3,000
         16,725     New York State Environmental Facilities
                    Corp. Eagle Trust (FSA Insured),
                    4.15%, 8/25/00                                   16,725
          8,500     New York State Enviromental Facilities
                    Corp. State Water PCR VRDB
                    (FSA Insured), 3.96%, 4/7/00                      8,500
         15,000     Suffolk County TAN, Series I
                    (Credit Local de France LOC),
                    4.50%, 8/10/00                                   15,029
                                                                  ---------
                                                                    119,366
                                                                  ---------

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS MARCH 31, 2000

      PRINCIPAL
      AMOUNT                                                          VALUE
      (000S)                                                         (000S)
---------------------------------------------------------------------------

                    MUNICIPAL INVESTMENTS -
                    97.9% (CONT'D.)

                    North Carolina - 1.6%
         $2,200     Brunswick County IDR PCR VRDB,
                    Series 1996 (AMT), Armada Project
                    (Bank of America LOC),
                    4.10%, 4/7/00                                    $2,200
          5,200     Capital Region Airport Commission
                    Passenger Facilities Charge Revenue VRDB
                    (AMT) (First Union National Bank LOC),
                    4.10%, 4/7/00                                     5,200
          7,000     Catawba County IDR PCR Bonds,
                    Series 1996 (AMT), Hooker Furniture Corp.
                    Project (Bank of America LOC),
                    4.10%, 4/7/00                                     7,000
          3,000     Columbus County Industrial Facilities
                    PCR VRDB, Series 1998 (AMT),
                    Conflandey, Inc. Project (Banque
                    Nationale de Paris LOC),
                    4.15%, 4/7/00                                     3,000
          2,200     Mecklenburg County IDR PCR VRDB,
                    Series 1996 (AMT),
                    SteriGenics International Project
                    (Comerica Bank LOC), 4.05%, 4/7/00                2,200
            315     North Carolina HFA Single Family
                    Revenue Bonds, First Chicago TOB,
                    4.50%, 9/1/00                                       315
          7,385     North Carolina State G.O.
                    Unlimited VRDN, Series A ROC48,
                    3.96%, 4/7/00                                     7,385
          3,400     North Carolina State Ports Authority
                    VRDN, Series 1996 (AMT),
                    Morehead City Terminals, Inc.
                    (Bank of America LOC), 4.10%, 4/7/00              3,400
          8,500     Person County Industrial Facilities
                    & PCR VRDN, Carolina Power & Light,
                    Series 1992 A (Carolina Power &
                    Light Gtd.), 4.05%, 4/7/00                        8,500
          2,300     Person County PCR VRDN (AMT),
                    Carolina Power & Light (SunTrust Bank,
                    Inc. LOC), 4.15%, 4/3/00                          2,300
                                                                  ---------
                                                                     41,500
                                                                  ---------

      PRINCIPAL
      AMOUNT                                                          VALUE
      (000S)                                                         (000S)
---------------------------------------------------------------------------

                    NORTH DAKOTA - 0.5%
         $4,945     North Dakota State HFA Housing
                    Finance Program Bonds,
                    Series PT-1189, P-Floats,
                    4.00%, 10/19/00                                  $4,945
          8,000     North Dakota State HFA Housing
                    Finance Program Home Mortgage Finance
                    Revenue Bonds, Series E (AMT),
                    3.80%, 9/29/00                                    8,000
                                                                  ---------
                                                                     12,945
                                                                  ---------

                    OHIO - 0.8%
          4,200     Clinton County Hospital Revenue Bonds,
                    Ohio Hospital Capital, Inc.
                    Pooled Financing (Fifth Third Bank LOC),
                    4.00%, 4/7/00                                     4,200
          6,185     Dublin Economic Development Revenue
                    Refunding VRDB, Series 2000,
                    Dublin Inn Ltd. Project (Huntington
                    National Bank LOC),
                    4.00%, 4/7/00                                     6,185
          1,000     Ohio State Air Development Authority
                    PCR (AMT), Ohio Edison Co. Project
                    (UBS AG LOC), 4.20%, 5/1/00                       1,000
          6,600     Student Loan Funding Corp. Senior
                    Revenue Refunding Bonds,
                    Series 1998A-1 (AMT),
                    3.90%, 4/7/00                                     6,600
          1,985     Union County Industrial Revenue Bonds
                    (AMT), Union Aggregates Co.
                    Project (PNC Bank LOC),
                    4.10%, 4/7/00                                     1,985
                                                                  ---------
                                                                     19,970
                                                                  ---------

                    OKLAHOMA - 0.7%
          6,700     Oklahoma Development Financing
                    Authority Revenue VRDB, Series A,
                    Oklahoma Hospital Association
                    (CDC Funding Corp. GIC), 4.00%, 4/7/00            6,700
          6,015     Oklahoma HFA SFM Revenue
                    VRDB, Series 1996 B, PT-78,
                    4.01%, 4/7/00                                     6,015
          6,740     Tulsa Airports Improvement Variable
                    Rate Certificates, Series B-1
                    (MBIA Insured), 4.01%, 4/7/00                     6,740
                                                                  ---------
                                                                     19,455
                                                                  ---------
See Notes to the Financial Statements.

                                                    NORTHERN FUNDS Annual Report

      PRINCIPAL
      AMOUNT                                                          VALUE
      (000S)                                                         (000S)
---------------------------------------------------------------------------

                    OREGON - 0.8%
         $2,585     Medford Hospital Facilities Authority
                    Revenue Bonds, Series A,
                    Asante Health System (MBIA Insured),
                    4.50%, 8/15/00                                   $2,592
          1,100     Metropolitan Service District Riedel
                    Compost Waste Disposal VRDN (AMT)
                    (U.S. Bank LOC), 4.10%, 4/7/00                    1,100
          7,700     Oregon Economic Development Revenue
                    VRDB, Series 176 (AMT), Cascade Steel
                    Rolling Mills Project (Wells Fargo
                    Bank LOC), 4.00%, 4/7/00                          7,700
          4,500     Oregon Housing & Community Services
                    Department Mortgage SFM Bonds,
                    Series H, 3.48%, 6/29/00                          4,500
          6,600     State of Oregon Revenue VRDN,
                    Series 181 (AMT), Oregon Metal Slitters, Inc.
                    (Key Bank LOC), 4.05%, 4/7/00                     6,600
                                                                  ---------
                                                                     22,492
                                                                  ---------

                    PENNSYLVANIA - 3.9%
            125     Allegheny County Hospital Development
                    Authority VRDN, Series B-1,
                    Presbyterian University Hospital
                    (Bank One, Michigan,  LOC),
                    4.00%, 4/3/00                                       125
                    Allegheny County Hospital VRDN,
                    Presbyterian Health Center (MBIA Insured)
          7,350       Series C, 4.00%, 4/3/00                         7,350
          1,500       Series D, 4.00%, 4/3/00                         1,500
          3,000     Allegheny County IDA VRDN, Sewickley
                    Academy, Series A (PNC Bank LOC),
                    4.00%, 4/7/00                                     3,000
          1,540     Allegheny County Adjustable Rate
                    Bonds, Series C-41, 4.00%, 4/7/00                 1,540
          4,450     Allentown Commercial & IDR VRDB,
                    Diocese of Allentown (First Union
                    National Bank of Charlotte LOC),
                    3.95%, 4/3/00                                     4,450
         12,445     Beaver County IDA PCR VRDN,
                    Series PA-602, Ohio Edison Project
                    (Merrill Lynch & Co., Inc. Gtd.),
                    4.11%, 4/7/00                                    12,445
      PRINCIPAL
      AMOUNT                                                          VALUE
      (000S)                                                         (000S)
---------------------------------------------------------------------------

         $3,600     Chester County IDA Bonds,
                    Series 1997 (AMT), KAC III Realty Corp.
                    Project (PNC Bank LOC),
                    4.10%, 4/7/00                                    $3,600
         22,495     Delaware Valley Regional Financing
                    VRDB, Merrill Lynch P-Floats,
                    Series 1997 A PT-1004 (AMBAC Insured),
                    4.06%, 4/7/00                                    22,495
          4,000     Geisinger Authority Health System
                    Revenue VRDB, Geisinger System
                    Services, Series 1998, 3.95%, 4/3/00              4,000
          1,380     Lancaster County Solid Waste Revenue
                    Bonds, Series A (AMT) (AMBAC Insured),
                    5.00%, 12/15/00                                   1,386
          4,845     Pennsylvania Convention Center
                    Authority Revenue VRDB, Series A PT-1224
                    (FGIC Insured), 3.96%, 4/7/00                     4,845
          3,500     Pennsylvania Economic Development
                    Financing Authority Economic
                    Development Revenue VRDB,
                    Series 1996 A1-8 (AMT)
                    (PNC Bank LOC), 4.10%, 4/7/00                     3,500
         10,145     Pennsylvania Economic Development
                    Financing Authority Bond,
                    Series 1999 (AMT), Approved Solid
                    Waste Projects (Bayerische Landesbank
                    GIC), 4.10%, 12/15/00                            10,145
          1,100     Pennsylvania Higher Education
                    Assistance Agency Student Loan
                    Adjustable Tender Revenue VRDB,
                    Series 1988E (AMT) (SLMA Insured),
                    4.00%, 4/7/00                                     1,100
          3,050     Pennsylvania Higher Education
                    Assistance Agency Student Loan
                    Revenue VRDB, Series 1994 A (AMT)
                    (SLMA Insured), 4.00%, 4/7/00                     3,050
          3,125     Pennsylvania Housing Financing
                    Agency SFM Revenue Bonds,
                    Series 229 (AMT), 4.16%, 4/7/00                   3,125
          7,000     Philadelphia  Hospitals & Higher
                    Education Facilities VRDN,
                    Jefferson Health System, Series B,
                    4.375%, 3/27/01                                   7,000
          3,000     Philadelphia TRAN, Series 1999-2000 A,
                    4.25%, 6/30/00                                    3,005

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS MARCH 31, 2000

      PRINCIPAL
      AMOUNT                                                          VALUE
      (000S)                                                         (000S)
---------------------------------------------------------------------------

                    MUNICIPAL INVESTMENTS -
                    97.9% (CONT'D.)

                    PENNSYLVANIA - 3.9% (cont'd.)
         $2,200     Quakertown Hospital Authority VRDN,
                    HPS Group Financing (PNC Bank LOC),
                    4.00%, 4/7/00                                    $2,200
          2,800     Washington County IDR Revenue VRDN
                    (AMT), Accutrex Products, Inc.
                    (Mellon Bank LOC), 4.10%, 4/7/00                  2,800
                                                                  ---------
                                                                    102,661
                                                                  ---------

                    SOUTH CAROLINA - 0.4%
          5,400     Cherokee County IDR VRDN,
                    Series 1989 (AMT), Oshkosh Truck
                    Corp. Project (Bank of America LOC),
                    4.05%, 4/7/00                                     5,400
          5,400     South Carolina Jobs Economic
                    Development Revenue VRDB,
                    Virtual Image Technology LLC,
                    Series 1998 (AMT) (Bank of America
                    LOC), 4.15%, 4/7/00                               5,400
                                                                  ---------
                                                                     10,800
                                                                  ---------

                    SOUTH DAKOTA - 1.1%
                    Lawrence County Solid Waste VRDB,
                    Homestake Mining of California
                    (Chase Manhattan Bank LOC)
          6,700       Series 1997-A (AMT), 4.15%, 4/3/00              6,700
          7,870       Series 1997-B, 4.10%, 4/3/00                    7,870
          8,410     South Dakota Economic Development
                    Finance Authority VRDB, Series 1996,
                    Hastings Filters, Inc. Project (Harris Trust
                    & Savings Bank LOC), 4.00%, 4/7/00                8,410
          7,280     South Dakota HDA Homeownership
                    Revenue VRDB, Series 231 (AMT),
                    4.21%, 4/7/00                                     7,280
                                                                  ---------
                                                                     30,260
                                                                  ---------

                    TENNESSEE - 3.4%
          1,300     Dickson County IDR VRDB,
                    Series 1996 (AMT), Tennessee Bun Co.
                    LLC Project (PNC Bank LOC),
                    4.10%, 4/7/00                                     1,300

      PRINCIPAL
      AMOUNT                                                          VALUE
      (000S)                                                         (000S)
---------------------------------------------------------------------------
         $6,000     Jackson City Industrial Development
                    Board Waste Facility VRDB,
                    Series 1995, Florida Steel
                    Corp. Project (Bank of America LOC),
                    4.10%, 4/7/00                                    $6,000
          4,500     Johnson City Health & Education
                    Facilities Refunding VRDB, Series 2000-A
                    (MBIA Insured), 4.00%, 4/7/00                     4,500
          2,100     Knox County G.O. Public
                    Improvement Bonds, 4.50%, 4/1/00                  2,100
         14,815     Memphis-Shelby County Airport
                    Authority Airport Revenue VRDB
                    (AMBAC Insured), 4.05%, 4/7/00                   14,815
         23,175     Metropolitan Nashville & Davidson
                    Counties Electric Revenue VRDN,
                    Citicorp Eagle Trust Series 984201,
                    3.96%, 4/7/00                                    23,175
          1,200     Metropolitan Nashville Health &
                    Education VRDN, Adventist Health
                    Systems, Series 1996-A (SunTrust Bank
                    LOC), 3.95%, 4/7/00                               1,200
          2,000     Morristown City Industrial
                    Development Board VRDN,
                    BOS Automotive Products,
                    Series 1997 (AMT) (Hypo-Vereinsbank
                    LOC), 4.05%, 4/7/00                               2,000
          5,000     Nashville & Davidson County Housing
                    Revenue VRDB (AMT), Old Hickory
                    Towers Project (FHLB LOC),
                    4.00%, 4/7/00                                     5,000
          4,160     Sevier County Public Building Authority
                    Local Government Public
                    Improvement VRDB, Series E-2 (AMT)
                    (AMBAC Insured), 3.95%, 4/7/00                    4,160
                    Sevier County Public Building Authority
                    Local Government Public Improvement
                    VRDB (FSA Insured)
          1,700       Series 4-A-1 (AMT), 4.05%, 4/3/00               1,700
          1,100       Series 4-A-3, 4.00%, 4/3/00                     1,100
          3,000       Series 4-B-6, 4.00%, 4/3/00                     3,000
          1,000     Shelby County Health & Education
                    VRDN, Multifamily Housing-
                    Arbor Lake Project (PNC Bank LOC),
                    4.10%, 4/7/00                                     1,000

See Notes to the Financial Statements.

                                                    NORTHERN FUNDS Annual Report

      PRINCIPAL
      AMOUNT                                                          VALUE
      (000S)                                                         (000S)
---------------------------------------------------------------------------

         $8,300     Signal Mountain Revenue Refunding
                    VRDB, Alexian Village Project
                    (FSA Insured), 3.85%, 4/7/00                     $8,300
         12,500     Tennessee HDA Homeownership
                    Revenue Bonds, Series PG-2C (AMT),
                    3.57%, 8/15/00                                   12,500
                                                                  ---------
                                                                     91,850
                                                                  ---------

                    TEXAS - 16.7%
         15,400     Austin Airport System VRDN,
                    Series A (AMT) (Morgan Guaranty
                    Trust LOC), 3.90%, 4/7/00                        15,400
                    Austin Utility System Revenue Bonds
                    (Colld. By U.S. Government Securities)
          5,000       10.00%, 5/15/00                                 5,039
          2,000       10.75%, 5/15/00                                 2,016
         14,100     Bastrop Independent School District
                    VRDN, Municipal Securities Trust Receipts,
                    Series 1997 SGB 37 (PSF of Texas Gtd.),
                    3.96%, 4/7/00                                    14,100
         21,350     Brazos River Authority PCR
                    Refunding VRDB, Series C3 (Bank of
                    America Corp. LOC), 3.50%, 6/19/00               21,350
          7,860     Brazos River Authority PCR Refunding
                    Bonds VRDB, Series 1996-A (AMT),
                    Texas Utilities Electric Co. Project
                    (AMBAC Insured), 4.05%, 4/3/00                    7,860
         24,600     Brazos River Authority PCR VRDB,
                    Series 1997-A (AMT), Texas Utilities
                    Electric Co. Project (MBIA Insured),
                    4.15%, 4/3/00                                    24,600
          3,500     Brazos River Harbor District VRDB,
                    Series 1996 (AMT), BASF Corp. Project
                    (BASF Corp. Gtd.), 4.15%, 4/3/00                  3,500
          6,250     Brazos River Harbor Navigation District
                    Brazoria County VRDN (AMT) (BASF
                    Corp. Gtd.), 4.15%, 4/3/00                        6,250
          1,000     Brazos River Harbor Navigation
                    District Revenue Refunding Bonds,
                    Series 1998-A (Dow Chemical Gtd.),
                    4.15%, 4/3/00                                     1,000
          5,000     Calhoun County Navigation IDA
                    VRDN (AMT), Formosa Plastics Corp. USA
                    (Bank of America Corp. LOC),
                    3.95%, 4/7/00                                     5,000

      PRINCIPAL
      AMOUNT                                                          VALUE
      (000S)                                                         (000S)
---------------------------------------------------------------------------

         $9,600     Comal Independent School District
                    VRDN, ABN-AMRO MuniTops,
                    Series 99-9 (PSF of Texas Gtd.),
                    4.03%, 4/7/00                                    $9,600
         33,295     Dallas G.O. Refunding VRDB,
                    Morgan Stanley Floating Rate
                    Certificates, Series 93, 3.96%, 4/7/00           33,295
          3,000     Dallas Ft. Worth Regional Airport
                    Revenue Refunding Bonds,
                    Citibank TOB, Series A
                    (FGIC Insured), 4.05%, 5/1/00                     3,000
          7,700     Denton County Independent School
                    District G.O.Bonds, Series B
                    (PSF of Texas Gtd.), 3.65%, 8/15/00               7,700
          3,500     El Paso City Housing Financing Corp.
                    VRDB, Series 1993 (AMT), Viva
                    Apartments Project (General Electric
                    Corp. LOC), 4.10%, 4/7/00                         3,500
          7,850     Galveston County Housing Finance
                    Corp. SFM VRDN, P-Floats, Series PT-205
                    (Colld. by FNMA & GNMA),
                    4.01%, 4/7/00                                     7,850
          8,400     Greater Texas Student Loan
                    Revenue Bonds, Series A (AMT)
                    (SLMA LOC), 4.22%, 2/1/01                         8,400
                    Gulf Coast Waste Disposal Authority
                    Notes, BP Amoco PLC Project
                    (BP Amoco Oil Co. Gtd.)
          4,600       3.75%, 4/1/00                                   4,600
          4,200       Series 1994 (AMT) 4.05%, 4/3/00                 4,200
          4,525     Harris County Development Corp.
                    IDR VRDB, North American Galvanizing,
                    Series 2000 (AMT) (Bank One LOC),
                    4.10%, 4/7/00                                     4,525
         15,300     Harris County Health Facilities
                    Development Corp. Revenue VRDB,
                    Methodist Hospital, Series 1994,
                    3.95%, 4/3/00                                    15,300
          1,600     Harris County Industrial Development
                    Corp. Solid Waste Disposal Revenue
                    VRDB, Series 1999 (Exxon Mobil Corp.
                    Gtd.), 4.10%, 4/3/00                              1,600
         20,910     Harris County G.O. Subordinate Lien
                    Toll Road VRDB, Series 1999,
                    4.00%, 4/7/00                                    20,910

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS MARCH 31, 2000

      PRINCIPAL
      AMOUNT                                                          VALUE
      (000S)                                                         (000S)
---------------------------------------------------------------------------

                    MUNICIPAL INVESTMENTS -
                    97.9% (CONT'D.)

                    TEXAS - 16.7% (cont'd.)
        $20,420     Harris County Toll Road Unlimited
                    Tax Revenue VRDN, Citicorp Eagle Trust
                    No. 954302, Series 1994-A,
                    3.96%, 4/7/00                                   $20,420
         11,880     Harris County Toll Road Unlimited
                    Tax Subordinate Lien Revenue VRDN,
                    Series CR138, 3.96%, 4/7/00                      11,880
          9,485     Houston Higher Education Financing
                    Authority VRDB, Soc Gen Municipal
                    Trust No. 83, Rice University Project,
                    4.03%, 4/7/00                                     9,485
          7,240     Lower Colorado River Authority
                    Revenue Bonds, Series A
                    (AMBAC Insured), 4.00%, 11/9/00                   7,240
          2,100     North Texas Higher Educational
                    Authority Student Loan Revenue VRDB,
                    Series 1996-C (AMT) (AMBAC Insured),
                    3.95%, 4/7/00                                     2,100
         10,000     Nueces River Authority Water Supply
                    VRDN, Series 97430, Corpus Christi Lake
                    Project (FSA Insured),
                    3.96%, 4/7/00                                    10,000
          5,000     Port Arthur Navigation District
                    Revenue VRDN, Series 1998 (AMT),
                    BASF Corp. Project (BASF Corp. Gtd.),
                    4.15%, 4/3/00                                     5,000
         18,425     Port Arthur Navigation District VRDN,
                    Series 1998 (AMT), Fina Oil & Chemical
                    Co. Project (FINA, Inc. Gtd.),
                    4.20%, 4/3/00                                    18,425
                    Port of Corpus Christi VRDN (AMT),
                    Koch Refining Co. Project
                    (Koch Industries Gtd.)
         22,200       3.95%, 4/7/00                                  22,200
         23,000       Series 1996, 3.95%, 4/7/00                     23,000
          9,000     Spring Branch G.O. VRDB
                    (PSF of Texas Gtd.), 3.96%, 4/7/00                9,000
         35,000     State of Texas TRAN,
                    Series A, 4.50%, 8/31/00                         35,110

      PRINCIPAL
      AMOUNT                                                          VALUE
      (000S)                                                         (000S)
---------------------------------------------------------------------------

         $4,015     Texas A&M University Financing
                    System Revenue Bonds, Morgan Stanley
                    Floating Rate Trust Certificates 2000,
                    Series 300, 4.01%, 4/7/00                        $4,015
          4,420     Texas Department of Housing &
                    Community Affairs Residential Mortgage
                    Revenue Bonds, PT-1192 P-Floats,
                    4.00%, 10/12/00                                   4,420
          5,781     Texas Dept of Housing & Community
                    Affairs SFM VRDB, Merrill P-Floats
                    PA-128 (MBIA Insured),
                    3.85%, 8/10/00                                    5,781
         14,995     Travis County Health Facilities
                    Ascension Health Bonds,
                    B - ROC II-R, Series 1999-6
                    (MBIA Insured), 3.96%, 4/7/00                    14,995
         12,590     University of Texas Financing
                    System VRDN, Series B, 3.98%, 4/7/00             12,590
                                                                  ---------
                                                                    446,256
                                                                  ---------

                    UTAH - 2.0%
          4,800     Intermountain Power Agency Supply
                    Revenue VRDN, Eagle Trust CR-331
                    (FSA Insured), 3.96%, 4/7/00                      4,800
          2,500     Intermountain Power Agency Supply
                    Revenue Bonds, Series 1985-B
                    (Colld. By U.S. Government Securities),
                    10.375%, 7/1/00                                   2,568
         15,400     Intermountain Power Agency VRDN
                    (AMBAC Insured), 3.55%, 4/13/00                  15,400
          7,665     Intermountain Power Agency
                    Revenue VRDB, Merrill Soc Gen
                    Trusts, Series 1995 SG-6 (FSA Insured),
                    3.96%, 4/7/00                                     7,665
            500     Salt Lake City Suburban Apartment
                    Revenue VRDB, Series 1996-A
                    (UBS AG LOC), 3.95%, 4/7/00                         500
          8,340     Utah HFA SFM Bonds,
                    Series PT-236, 4.00%, 10/19/00                    8,340
         13,300     Utah Housing Financing Agency VRDN,
                    Series 1999-4 (AMT), 4.00%, 4/7/00               13,300
                                                                  ---------
                                                                     52,573
                                                                  ---------

See Notes to the Financial Statements.

                                                    NORTHERN FUNDS Annual Report

      PRINCIPAL
      AMOUNT                                                          VALUE
      (000S)                                                         (000S)
---------------------------------------------------------------------------

                    VERMONT - 0.8%
                    Vermont Housing Finance Agency
                    Single Family Housing Notes (AMT)
         $4,250       Series 10C, 3.15%, 4/28/00                     $4,250
         17,500       Series 12C, 4.25%, 3/9/01                      17,500
                                                                  ---------
                                                                     21,750
                                                                  ---------

                    VIRGINIA - 2.2%
          3,700     Botetourt County IDA IDR VRDN (AMT),
                    Valley Forge Co. Project (Harris Trust &
                    Savings Bank LOC), 4.05%, 4/7/00                  3,700
          2,060     Emporia City IDA IDR Bonds,
                    Series 1999 (AMT) (Bank of America
                    LOC), 4.10%, 4/7/00                               2,060
          3,600     Halifax County IDA VRDN,
                    Series 1998 (AMT), D-Scan, Inc. Project
                    (Bank of America LOC),
                    4.10%, 4/7/00                                     3,600
         12,300     Norfolk City G.O. Bonds,
                    Eagle Trust Series 944601, 3.96%, 4/7/00         12,300
          3,550     Roanoke IDA VRDB, Carilion Health
                    System Obligated Group, Series 97A,
                    4.00%, 4/3/00                                     3,550
          4,000     Town of Louisa IDA Bonds,
                    Virginia Electric & Power Co. Project
                    (Virginia Electric Power Co. Gtd),
                    3.85%, 4/20/00                                    4,000
          4,700     Town of Louisa PCR Bonds
                    (Virginia Electric Power Co. Gtd),
                    3.95%, 4/4/00                                     4,700
          3,400     Virginia College Building Authority Bonds,
                    Equipment Leasing Program,
                    4.25%, 2/1/01                                     3,400
          5,560     Virgina Commonwealth Transportation
                    Board Revenue VRDB, US Route 58
                    Corridor, Eagle Trust Series 994601,
                    3.96%, 4/7/00                                     5,560
         15,615     Virginia State G.O. Bonds,
                    Citicorp Eagle Trust Series 954601,
                    3.96%, 4/7/00                                    15,615
                                                                  ---------
                                                                     58,485
                                                                  ---------

      PRINCIPAL
      AMOUNT                                                          VALUE
      (000S)                                                         (000S)
---------------------------------------------------------------------------

                    WASHINGTON - 4.7%
        $10,000     Chelan County Public Utilities District
                    No. 1 VRDN, Series A,
                    4.05%, 4/7/00                                   $10,000
          1,200     Kent City Economic Development
                    Corp. IDR VRDN, Associated Grocers
                    Project (Bank of America LOC),
                    4.50%, 4/7/00                                     1,200
          1,550     King County G.O. Public Transportation
                    Sales Tax Bonds, 4.625%, 12/1/00                  1,555
          9,525     King County Sewer Revenue VRDB,
                    Merlot Series 2000 E
                    (FGIC Insured), 4.10%, 4/7/00                     9,525
          3,215     Port of Seattle G.O. VRDN,
                    Series 23 (AMT), 4.06%, 4/7/00                    3,215
          2,075     Snohomish County G.O. Refunding
                    Bonds, School District No. 15
                    (FGIC Insured), 4.50%, 12/1/00                    2,080
          1,500     Washington Health Care Facilities
                    Authority VRDN, Fred Hutchinson
                    Cancer Research Center, Series B
                    (Morgan Guaranty Trust Co. LOC),
                    4.10%, 4/3/00                                     1,500
         21,200     Washington Public Power Supply
                    System Revenue VRDN,
                    Citicorp Eagle Trust Series 944701,
                    4.06%, 4/7/00                                    21,200
         21,700     Washington State G.O. Refunding VRDB,
                    Eagle Trust Series 1993-C,
                    3.96%, 4/7/00                                    21,700
         11,950     Washington State G.O. VRDN,
                    Smith Barney SGB-13, Series 1993 B,
                    3.96%, 4/7/00                                    11,950
          2,805     Washington State Health Facilities
                    Authority Revenue Bonds,
                    Virginia Mason Medical Center,
                    Series 1997 A (MBIA Insured),
                    4.75%, 8/15/00                                    2,813
          4,000     Washington State Housing
                    Finance Commision Single Family
                    Program Notes, Series 1A-S (AMT),
                    4.20%, 2/1/01                                     4,000
          7,000     Washington State Housing
                    Finance Commission
                    Mortgage Revenue VRDB, Inglenook
                    Court, Series 1995 (AMT)
                    (Colld. by FHLMC), 3.95%, 4/7/00                  7,000

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS MARCH 31, 2000

      PRINCIPAL
      AMOUNT                                                          VALUE
      (000S)                                                         (000S)
---------------------------------------------------------------------------

                    MUNICIPAL INVESTMENTS -
                    97.9% (CONT'D.)

                    WASHINGTON - 4.7% (CONT'D.)
         $4,300     Washington State Housing Finance
                    Commision Mortgage Revenue VRDB,
                    Wandering Creek, Series 1995 (AMT)
                    (Colld. by FHLMC) 3.95%, 4/7/00                  $4,300
          4,675     Washington State Housing Finance
                    Community Single Family Program
                    Revenue Notes (AMT), 3.85%, 10/10/00              4,675
         11,355     Washington State Public Power Supply
                    System Revenue Bonds,
                    Series A, Project I1 (Colld. By U.S.
                    Government Securities),
                    7.375%, 7/1/00                                   11,676
          6,000     Washington State Public Power Supply
                    System Revenue Refunding Bonds,
                    Series B, Project No. 3, 7.10%, 7/1/00            6,051
                                                                  ---------
                                                                    124,440
                                                                  ---------

                    WEST VIRGINIA - 0.6%
          2,300     Brooke County IDR VRDB,
                    Series 1997 (AMT), Star-Kist Foods, Inc.
                    Project (H. J. Heinz Co. Gtd.),
                    4.10%, 4/7/00                                     2,300
          3,300     Marion County Solid Waste Disposal
                    Revenue VRDB, Series B (AMT),
                    Granttown Project (National
                    Westminster Bank LOC), 3.95%, 4/7/00              3,300
          2,000     Ritchie County IDR VRDN (AMT),
                    Simonton Building Products
                    (PNC Bank LOC), 4.10%, 4/7/00                     2,000
          4,500     West Virginia Economic Development
                    Authority IDR VRDN, Series 1999 (AMT),
                    Rubberlite, Inc. Project
                    (Bank of America LOC), 4.10%, 4/7/00              4,500
          5,000     West Virginia Water Development
                    Authority Bonds, Water Development
                    Revenue Loan Program II, Series A
                    (Colld. By U.S. Government Securities),
                    7.70%, 11/1/00                                    5,202
                                                                  ---------
                                                                     17,302
                                                                  ---------

      PRINCIPAL
      AMOUNT                                                          VALUE
      (000S)                                                         (000S)
---------------------------------------------------------------------------

                    WISCONSIN - 5.0%
         $4,225     Altoona School District BAN,
                    3.70%, 4/1/00                                    $4,225
          5,050     Edgerton School District BAN,
                    4.45%, 9/25/00                                    5,056
          3,150     Menomonie Area School District BAN,
                    4.25%, 11/1/00                                    3,150
          5,000     Milwaukee City Promissory Notes,
                    Series 2000 A, 4.00%, 4/7/00                      5,000
          5,000     Milwaukee Metropolitan Sewerage
                    District Bonds, Series A,
                    4.25%, 10/1/00                                    5,002
          5,515     Milwaukee Metropolitan Sewerage District
                    G.O. Refunding Bonds,
                    P-Float PT-1173, Series 1997 A,
                    4.20%, 9/14/00                                    5,515
          5,675     Milwaukee Redevelopment Authority
                    VRDN, Washington Square Phase III,
                    Series 1986 (AMT) (LaSalle National
                    Bank LOC), 4.00%, 4/7/00                          5,675
          2,950     Milwaukee Redevelopment Authority
                    Refunding VRDB, Starline Manufacturing,
                    Inc., Series 1996 (Harris Trust &
                    Savings Bank LOC), 4.05%, 4/7/00                  2,950
          4,000     Milwaukee Short Term School VRDN,
                    Trust Receipts Certificates, Series 99B,
                    4.00%, 4/7/00                                     4,000
          5,500     Monroe School District BAN,
                    4.40%, 6/12/00                                    5,504
          5,325     Oak Creek IDR VRDB,
                    Series 1999 A (AMT), Fort Howard Steel,
                    Inc. Project (Bank One LOC),
                    4.10%, 4/7/00                                     5,325
          4,290     Pewaukee IDR VRDB,
                    Series 1992 (AMT), HUSCO
                    International, Inc. Project
                    (Bank One LOC), 4.00%, 4/7/00                     4,290
            850     Sheboygan PCR Bonds, Series 1995,
                    Wisconsin Electric Power Co. Project
                    (Wisconsin Electric Co. Gtd.),
                    3.95%, 4/7/00                                       850
          4,000     Whitewater Unified School District BAN,
                    4.40%, 9/11/00                                    4,004

See Notes to the Financial Statements.

                                                    NORTHERN FUNDS Annual Report

      PRINCIPAL
      AMOUNT                                                          VALUE
      (000S)                                                         (000S)
---------------------------------------------------------------------------

        $11,550     Wisconsin Clean Water Revenue Bonds,
                    ML P-Floats PT-1181, Series 1999,
                    3.85%, 8/24/00                                 $ 11,550
                    Wisconsin G.O. CP Notes,
          3,000       4.00%, 6/15/00                                  3,000
          9,138       4.00%, 6/16/00                                  9,138
          4,000     Wisconsin Health & Education Facilities
                    Authority Revenue Bonds,
                    Medical College of Wisconsin, Series 1
                    (Colld. By U.S. Government Securities),
                    7.25%, 12/1/00                                    4,135
            797     Wisconsin Health & Education Revenue
                    VRDB, Sinai Samaritan Medical Center,
                    Series 94 A (Marshall & Ilsley Bank LOC),
                    3.98%, 4/7/00                                       797
          5,000     Wisconsin Housing & Economic
                    Development Authority Home Ownership
                    Revenue Bonds, Series I (AMT),
                    3.55%, 8/15/00                                    5,000
         10,000     Wisconsin Housing & Economic
                    Development Authority Revenue
                    Floating Rate Trust Receipts,
                    Series 1997 (AMT), 4.15%, 4/7/00                 10,000
         30,000     Wisconsin Housing & Economic
                    Development Authority Single Family
                    Drawdown Revenue VRDB, Series PT-323,
                    4.06%, 4/7/00                                    30,000
                                                                  ---------
                                                                    134,166
                                                                  ---------

                    WYOMING - 0.4%
          1,500     Lincoln County PCR VRDB,
                    Pacificorp Project, 4.00%, 4/7/00                 1,500
          8,650     Lincoln County PCR VRDN,
                    Series A (AMT), Exxon Project,
                    4.10%, 4/3/00                                     8,650
                                                                  ---------
                                                                     10,150
                                                                  ---------

                    MULTIPLE STATES POOLED SECURITIES - 1.3%
         14,805     Pooled Puttable Float Option (AMT),
                    Series PPT-7D (Backed by Various
                    Housing Agencies), 4.50%, 4/3/00                 14,805
          4,620     Pooled Puttable Float Option (AMT),
                    Series PT6 (Backed by Various Housing
                    Agencies), 3.70%, 5/11/00                         4,620

      PRINCIPAL
      AMOUNT                                                          VALUE
      (000S)                                                         (000S)
---------------------------------------------------------------------------

           $930     Pooled Puttable VRDN, Series PPT2
                    (Backed by Alaska HFA & South
                    Dakota HDA), 3.92%, 4/5/00                         $930
         14,555     Greystone County Variable Rate Senior
                    Certificate Trust, Series 1998-1 (Credit
                    Suisse First Boston LOC), 4.08%, 4/7/00          14,555
                                                                  ---------
                                                                     34,910
                                                                  ---------

                    Total Municipal Investments
                    (Cost $2,612,590)                             2,612,590
                                                                  ---------

  NUMBER
  OF SHARES
  (000S)
---------------

                    OTHER - 0.3%

          1,425     AIM Tax Free Money Market Fund                    1,425
            800     Dreyfus Tax-Exempt Cash
                    Management Fund                                     800
          2,824     Federated Municipal Obligations Fund              2,824
          1,544     Federated Tax Free Trust Money
                    Market Fund No. 15                                1,544
            500     Federated Tax Free Trust Money
                    Market Fund No. 73                                  500
          1,019     Provident Municipal Cash Fund (AMT)               1,019
            298     Provident Municipal Fund                            298
                                                                  ---------


                    Total Other
                    (Cost $8,410)                                     8,410
                                                                  ---------

                    Total Investments - 98.2%
                    (Cost $2,621,000)                             2,621,000

                    Other Assets less Liabilities - 1.8%             47,096
                                                                  ---------

                    NET ASSETS - 100.0%                          $2,668,096
                                                                ===========

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS MARCH 31, 2000

CALIFORNIA MUNICIPAL MONEY MARKET FUND


      PRINCIPAL
      AMOUNT                                                          VALUE
      (000S)                                                         (000S)
---------------------------------------------------------------------------

                    MUNICIPAL INVESTMENTS - 100.0%

                    CALIFORNIA  - 90.7%
         $2,000     Adelanto Public Utilities Authority
                    Revenue Bonds, Series 2000 B, Utility
                    System Project (California State
                    Teachers Retirement System LOC),
                    3.30%, 4/7/00                                    $2,000
         10,000     Alameda County California
                    Board of Education TRAN,
                    3.50%, 6/30/00                                    9,999
          2,500     Anaheim Union High School
                    District COP, 1999 School
                    Facility Bridge (FSA Insured),
                    3.25%, 4/7/00                                     2,500
         11,500     California Health Facilities
                    Financing Authority FRN,
                    Morgan Stanley Muni Trust,
                    Series 1998-26, Kaiser Permanente
                    (FSA Insured), 3.41%, 4/7/00                     11,500
            300     California Health Facilities
                    Financing Authority Revenue Bonds,
                    Series 1991, Children's Hospital
                    (MBIA Insured), 3.15%, 4/7/00                       300
          4,000     California HFA Home Mortgage
                    Revenue Bonds Series D (AMT),
                    3.02%, 4/30/00                                    4,000
                    California HFA Home Mortgage
                    Revenue FRN,
          1,200       Series 1991G, Merrill
                      P-Floats PT-40D, 3.41%, 4/7/00                  1,200
          1,180       Series 1993 B, Merrill P-Floats PT-14,
                      3.36%, 4/7/00                                   1,180
          7,385     California HFA Housing Revenue FRN,
                    Series A-2 PT-258, Single Family
                    Mortgage Bonds, 3.41%, 4/7/00                     7,385
          7,125     California HFA Multifamily Housing
                    Revenue FRN, Series III-D (AMT)
                    (Morgan Guaranty Trust Co. LOC),
                    3.40%, 4/7/00                                     7,125
          2,900     California HFA Multi-Unit Housing
                    Revenue FRN, Series 92A CR-231
                    (MBIA Insured), 3.65%, 8/8/00                     2,900

      PRINCIPAL
      AMOUNT                                                          VALUE
      (000S)                                                         (000S)
---------------------------------------------------------------------------

         $3,650     California Pollution Control Finance
                    Authority Revenue Bond, Series 1997 B
                    (AMT), Air Products Manufacturing Co.
                    (Air Products & Chemicals Corp. Gtd.),
                    3.35%, 4/7/00                                    $3,650
          7,995     California Rural Home Mortgage
                    Finance Authority, Series B (AMT), PT-346,
                    (Colld. By U.S. Government Securities),
                    3.41%, 4/7/00                                     7,995
          1,600     California School Facilities Financing
                    Corp. COP, Series D (KBC Bank LOC),
                    3.25%, 4/7/00                                     1,600
          7,455     California State Department of Water
                    Resources VRDN, ML/SG Muni Trust
                    Receipts, Series SG-5, CVP, 3.36%, 4/7/00         7,455
          5,200     California State Economic Development
                    Finance Authority, Series 1998 D, California
                    Independent Systems Operator Corp.
                    (Bank of America LOC), 3.30%, 4/7/00              5,200
         20,190     California State G.O. Bank of America
                    Corp. Variable Rate Certificate, Series 1997
                    H (Colld. By U.S. Government Securities),
                    3.96%, 4/7/00                                    20,190
                    California State G.O., Citibank TOB
                    (FGIC Insured)
          7,900       Series CR-52, 3.71%, 4/7/00                     7,900
          2,000       Series 5027 C, 3.71%, 4/7/00                    2,000
          5,000     California State G.O., Eagle Trust,
                    Series 990501, 3.46%, 4/7/00                      5,000
          9,640     California State G.O. Refunding Bonds,
                    PT 1194, 3.70%, 10/19/00                          9,640
          1,400     California State PCR Bond,
                    Series C, Southern California Edison Project
                    (Southern California Edison Corp. Gtd.),
                    3.70%, 4/3/00                                     1,400
          2,600     California State Public Works Board
                    Series 2000-B Bank of America Variable Rate
                    Certificates, Series 1993 - A, University
                    of California (MBIA Insured),
                    3.41%, 4/7/00                                     2,600
         13,800     California State Universities & Colleges
                    Revenue Bonds, Various Series
                    (AMBAC Insured), 4.00%, 4/7/00                   13,800
         10,120     California State Various Purpose G.O.
                    Bonds, Series 1997, Merrill Floating
                    Rate Receipts SG-91 (FGIC Insured),
                    3.36%, 4/7/00                                    10,120


See Notes to the Financial Statements.

                                                    NORTHERN FUNDS Annual Report

      PRINCIPAL
      AMOUNT                                                          VALUE
      (000S)                                                         (000S)
---------------------------------------------------------------------------

         $5,000     California State Veterans G.O., Merlot
                    Series 2000A (AMBAC Insured),
                    3.70%, 4/7/00                                    $5,000
          5,000     California State Veterans G.O. Bonds,
                    Merlot Series 1999 - M, 3.70%, 4/7/00             5,000
          3,500     California Statewide Community
                    Development Authority IDR Bonds,
                    Series 1998 A (AMT)  A & B Die Casting Co.
                    (Bank of America LOC), 3.40%, 4/7/00              3,500
            800     California Statewide Community
                    Development Authority,
                    Series C (AMT), Nichols Pistachio Project,
                    (Bank of America LOC), 3.40%, 4/7/00                800
          1,200     California Statewide Community
                    Development Authority
                    Multifamily Housing Revenue Bond,
                    Series S (AMT), Concord Green
                    Apartments (FHLB San Francisco LOC),
                    3.25%, 4/7/00                                     1,200
          1,100     California Statewide Community
                    Development Authority Solid Waste
                    Facilities Revenue Bonds,
                    Chevron USA, Inc. Project,
                    Series 1999 (AMT) (Chevron Oil Corp. Gtd.),
                    3.40%, 4/3/00                                     1,100
          2,500     Campbell Union School District G.O.
                    TRAN, Series 1999,
                    4.25%, 11/1/00                                    2,510
          1,100     Chico Multifamily Housing Revenue
                    Bonds, Series 1993 A, Ceres Plaza
                    Project (Chase Manhattan Bank LOC),
                    3.25%, 4/7/00                                     1,100
          7,250     Chula Vista IDR Bond, Series
                    1996 B (AMT), San Diego Gas & Electric Co.,
                    3.75%, 4/3/00                                     7,250
         17,835     Contra Costa County Home Mortgage
                    Revenue Bank of America Variable
                    Rate Certificates, Series 1997 C
                    (Colld. by U.S. Government Securities),
                    3.41%, 4/7/00                                    17,835
          1,900     Contra Costa County Multifamily
                    Housing Revenue Bonds, Delta Square
                    Apartments (Colld. by FNMA),
                    3.25%, 4/7/00                                     1,900

      PRINCIPAL
      AMOUNT                                                          VALUE
      (000S)                                                         (000S)
---------------------------------------------------------------------------

         $7,600     Contra Costa County Multifamily
                    Housing Revenue Bonds (AMT),
                    Lafayette Town Center Apartments
                    (Colld. by FNMA), 3.15%, 4/7/00                  $7,600
          4,000     Desert Sands California Unified
                    School District 1999 TRAN,
                    3.50%, 7/7/00                                     4,004
          5,000     Elk Grove California Unified School
                    District 1999-2000 TRAN,
                    4.50%, 6/30/00                                    5,013
          3,000     Hayward California Multifamily Housing
                    Revenue Bonds, Series 1984 A, Shorewood
                    Apartment Project (FGIC Insured),
                    3.15%, 4/7/00                                     3,000
            300     Irvine California Assessment District
                    No. 89-10 (National Westminster
                    Bank LOC), 3.40%, 4/3/00                            300
          1,500     Irvine California Assessment District
                    No. 94-13, Oak Creek Limited Obligation
                    Improvement Bonds (Canadian Imperial
                    Bank LOC), 3.40%, 4/3/00                          1,500
                    Kern County Public Facilities Project COP
                    (Bayerische Landesbank LOC)
          2,850       Series A, 3.15%, 4/7/00                         2,850
            400       Series C, 3.15%, 4/7/00                           400
          2,700     Livermore Multifamily Housing Revenue
                    Bond, Series A (AMT), Portola Meadows
                    Apartments (Bank of America LOC),
                    3.35%, 4/7/00                                     2,700
          4,300     Los Angeles Community Redevelopment
                    VRDN, Promenade Towers (Barclays Bank
                    LOC), 3.05%, 4/7/00                               4,300
          1,525     Los Angeles Convention and Exhibition
                    Center Revenue VRDN, Series 1993 PA-88
                    (MBIA Insured), 3.36%, 4/7/00                     1,525
            300     Los Angeles County Metropolitan
                    Transportation Authority Refunding
                    Bond, ML/SG Muni Trust, SGB-1,
                    Union Station Project (FSA Insured),
                    3.46%, 4/7/00                                       300
          3,000     Los Angeles County Schools Pooled
                    Financing Program TRAN, Series 1999 A,
                    4.00%, 6/30/00                                    3,006
          1,300     Los Angeles County TRAN,
                    Series 1999-2000, 4.00%, 6/30/00                  1,300
          3,400     Moorpark Unified School District
                    1999-2000 TRAN, 3.50%, 6/30/00                    3,400

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS MARCH 31, 2000

      PRINCIPAL
      AMOUNT                                                          VALUE
      (000S)                                                         (000S)
---------------------------------------------------------------------------

                    MUNICIPAL INVESTMENTS - 100.0%
                    (CONT'D.)

                    CALIFORNIA - 90.7% (cont'd.)
         $6,000     Moreno Valley Unified School
                    District 1999-2000 TRAN,
                    4.00%, 6/30/00                                   $6,009
          2,000     Mountain View Los Altos Unified
                    High School District 1999 TRAN,
                    3.50%, 6/30/00                                    2,002
          2,000     Mountain View Unified School
                    District 1999 TRAN,
                    3.50%, 6/30/00                                    2,002
          3,000     Oakland California Revenue Bonds,
                    Merlot Series 2000 M (AMBAC Insured),
                    3.70%, 4/7/00                                     3,000
          9,900     Orange County Apartment Development
                    Housing Revenue Bonds (AMT),
                    Wood Canyon Villas Issue B of 1991
                    (Bank of America LOC),
                    3.30%, 4/7/00                                     9,900
            900     Orange County Apartment Development
                    Revenue Bonds, Series 1992 C, Pointe
                    Niguel Project (Colld. by FHLMC),
                    3.20%, 4/7/00                                       900
          1,000     Orange County Sanitation Districts
                    1-3, 5-7 & 11, Series 1993 A
                    (AMBAC Insured),
                    3.40%, 4/3/00                                     1,000
            650     Orange County Sanitation Districts
                    1-3, 5-7, 11, 13 & 14 COP (National
                    Westminster Bank LOC),
                    3.40%, 4/3/00                                       650
          5,000     Peninsula Corridor Joint Powers
                    Farebox Revenue Bonds, Series A,
                    4.45%, 10/13/00                                   5,026
          3,600     Perris Unified High School
                    District 1999-2000 TRAN,
                    3.50%, 6/30/00                                    3,600
          1,080     Placer County Office of Education TRAN,
                    4.125%, 10/1/00                                   1,083
          4,390     Regents of the University of California
                    Refunding Revenue Bonds, Series C, ML/SG
                    Muni Trust, SG-24 (AMBAC Insured),
                    3.36%, 4/7/00                                     4,390

      PRINCIPAL
      AMOUNT                                                          VALUE
      (000S)                                                         (000S)
---------------------------------------------------------------------------

         $1,041     Riverside County Multifamily Housing
                    Revenue FRN, Series A, Ambergate
                    Apartments (Union Bank of California
                    LOC), 3.40%, 4/7/00                              $1,041
          2,400     Rocklin Unified School District TRAN,
                    4.125%, 10/1/00                                   2,406
          6,800     Sacramento City Finance Authority
                    Lease Revenue Refunding Bond,
                    Series 1997 SAK 18 (AMBAC Insured),
                    4.00%, 4/7/00                                     6,800
          3,100     Sacramento-Yolo Port District VRDN,
                    Series 1997 A (AMT), California Free
                    Trade Zone Project (Wells Fargo & Co.
                    LOC), 3.30%, 4/7/00                               3,100
          8,000     San Bernardino County 1999 TRAN,
                    3.75%, 9/29/00                                    8,009
          8,000     San Bernardino Unified School District
                    1999 TRAN, 4.25%, 12/7/00                         8,024
          7,005     San Diego County 1999 TRAN,
                    5.00%, 9/29/00                                    7,059
          3,955     San Diego Public Facilities Financing
                    Authority Sewer Revenue Bonds, ML/SG
                    Muni Trust SG-14 (AMBAC Insured),
                    3.36%, 4/7/00                                     3,955
          5,000     San Diego Unified School District
                    1999-2000 TRAN, 4.25%, 9/29/00                    5,021
          6,000     San Francisco City and County Airport
                    Commission International Airport
                    Revenue FRN, Susquehanna
                    Structured Projects SSP-4 (AMBAC Insured),
                    3.43%, 4/7/00                                     6,000
         12,500     San Francisco City and County
                    Redevelopment Agency (AMT),
                    1999 C Multifamily Housing Bonds,
                    3rd & Mission (Hypo Vereinsbank
                    LOC), 3.20%, 4/7/00                              12,500
          4,975     San Francisco City and County
                    Variable Rate Certificates,
                    Series 1996-AA6 (FGIC Insured),
                    3.91%, 4/7/00                                     4,975
            445     Santa Clara County Housing Authority
                    VRDN, Series A (AMT),
                    Multifamily Avenida Espana Gardens
                    (Union Bank of California LOC),
                    3.75%, 4/7/00                                       445

See Notes to the Financial Statements.

      PRINCIPAL
      AMOUNT                                                          VALUE
      (000S)                                                         (000S)
---------------------------------------------------------------------------

         $4,000     Solano County TRAN, Series B,
                    4.50%, 12/15/00                                  $4,019
          1,061     Tustin Limited Tax G.O.
                    Improvement Bonds,
                    Series A, Reassessment District 95-2
                    (KBC Bank LOC), 3.40%, 4/3/00                     1,061
          6,400     Victor Valley Joint Unified High School
                    District 1999 TRAN, 4.25%, 11/15/00               6,422
          4,000     Watereuse Finance Authority
                    Revenue Bonds (FSA Insured),
                    3.25%, 4/7/00                                     4,000
          1,300     West Riverside County Wastewater
                    Authority Revenue Bonds, Wastewater
                    Treatment System (National Westminster
                    Bank LOC), 3.40%, 4/3/00                          1,300
          4,015     Windsor Multifamily Housing
                    Revenue Bonds, Series 1995 A (AMT),
                    Oakmont at Windsor Project
                    (Chase Manhattan Bank LOC),
                    3.35%, 4/7/00                                     4,015
                                                                  ---------
                                                                    366,746
                                                                  ---------

                    PUERTO RICO - 9.3%
                    Government Development Bank for
                    Puerto Rico Tax-Exempt CP
         10,000       3.25%, 4/6/00                                  10,000
          3,000       3.50%, 4/7/00                                   3,000
          4,000       3.70%, 4/11/00                                  4,000
          4,300       2.95%, 4/14/00                                  4,300
          1,150       3.35%, 4/20/00                                  1,150
          4,000       3.40%, 5/4/00                                   4,000
          2,238       3.00%, 5/15/00                                  2,238
          2,000       3.60%, 8/25/00                                  2,000
          4,300     Puerto Rico Commonwealth Highway
                    and Transportation Authority TRB
                    Series A, (AMBAC Insured),
                    3.25%, 4/7/00                                     4,300
          3,000     Puerto Rico Industrial Medical &
                    Environmental PCR Bonds,
                    Series 1983 A, Merck & Co.,
                    (Merck & Co. Gtd.),
                    3.80%, 12/1/00                                    3,000
                                                                  ---------
                                                                     37,988
                                                                  ---------

                    Total Municipal Investments
                    (cost $404,734)                                 404,734
                                                                  ---------

     NUMBER
     OF SHARES                                                        VALUE
     (000S)                                                          (000S)
---------------------------------------------------------------------------

                    OTHER - 0.1%

            153     Federated Tax-Exempt
                    Money Market Fund No. 80                           $153
            113     Provident California
                    Money Fund No. 52                                   113
                                                                  ---------

                    Total Other (cost $266)                             266
                                                                  ---------
                    Total Investments - 100.1%
                    (cost $405,000)                                 405,000

                    Liabilities less Other Assets - (0.1)%            (383)
                                                                  ---------

                    NET ASSETS - 100.0%                            $404,617
                                                                  =========

See Notes to the Financial Statements.

NOTES TO THE
FINANCIAL STATEMENTS
MARCH 31, 2000

1.  ORGANIZATION
Northern Funds (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940 as an open-end management investment company. The Money Market, U.S. Government Money Market, U.S. Government Select Money Market, Municipal Money Market and California Municipal Money Market Funds (collectively the "Funds") are separate, diversified investment portfolios of the Trust, except for the California Municipal Money Market which is a non-diversified portfolio of the Trust. Non-diversified portfolios may invest a relatively high percentage of their net assets in obligations of a limited number of issuers. Each of the Funds maintains its own investment objective.
   The Northern Trust Company ("Northern Trust" or the "Adviser") serves as investment adviser to the Funds. Northern Trust also serves as custodian, fund accountant and transfer agent for the Funds.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States or "GAAP". The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A VALUATION OF SECURITIES - Short-term investments held by the Funds are valued using the amortized cost method, which approximates market value. Under this method, investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. Insurance funding agreements are valued at cost plus accrued interest, which approximates market value. Any securities for which no current quotations are readily available are valued at fair value as determined in good faith by the Adviser under the supervision of the Board of Trustees.

B REPURCHASE AGREEMENTS - During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to equal or exceed the market value of the repurchase agreement. The underlying collateral for all repurchase agreements is held in a customer-only account of Northern Trust, as custodian for the Funds, at the Federal Reserve Bank of Chicago.

C INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of discounts and premiums.

D EXPENSES - The Funds are charged for those expenses that are directly attributable to each Fund. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

E DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income are declared daily and paid monthly.
          Distributions of net realized capital gains, if any, are declared at least annually. Distributions to shareholders are recorded on the ex-dividend date.
          The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with accounting principles generally accepted in the United States or "GAAP" due to differences in the treatment and recognition of investment income and realized gains (losses). These differences are primarily related to foreign currency transactions, deferral of wash sales and capital loss carryforwards. Certain differences in treatment of income and capital gains for distributions, which are permanent, may result in periodic reclassifications in the Funds' capital accounts.
          During the year ended March 31, 2000, all of the dividends derived from net investment income paid by each of the Municipal Money Market and California Municipal Money Market Funds were "exempt-interest dividends," excludable from gross income for Federal income tax purposes. Further, all such dividends paid by the California Municipal Money Market Fund were "California exempt-interest dividends," exempt from California state personal income tax.

                                                    NORTHERN FUNDS Annual Report

F FEDERAL INCOME TAXES - No provision for federal income taxes has been made since the Funds intend to comply with the requirements of the Internal Revenue Code available to regulated investment companies and to distribute substantially all of their taxable income to their shareholders.

3.  INVESTMENT ADVISORY AND OTHER AGREEMENTS

Pursuant to its advisory agreement with the Funds, the Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rates presented below as applied to each Fund's daily net assets. For the year ended March 31, 2000, the Adviser voluntarily agreed to waive a portion of its advisory fees as shown on the accompanying Statements of Operations. Northern Trust also reimbursed the Funds as shown on the accompanying Statements of Operations to adhere to the expense limitations presented in the following table:
                                ANNUAL         ADVISORY
                               ADVISORY       FEES AFTER          EXPENSE
                                 FEES           WAIVERS         LIMITATIONS
--------------------------------------------------------------------------------
Money Market                     0.60%            0.40%             0.55%
U.S. Government
  Money Market                   0.60%            0.40%             0.55%
U.S. Government Select
  Money Market                   0.60%            0.40%             0.55%
Municipal Money
  Market                         0.60%            0.40%             0.55%
California Municipal
  Money Market                   0.60%            0.40%             0.55%
--------------------------------------------------------------------------------

   Until October 1, 1999, the Funds had an administrative agreement with Sunstone Financial Group, Inc. ("Sunstone") for certain administrative services. Pursuant to its administrative agreement with the Funds, Sunstone was entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.15% of each Fund's daily net assets. For the six months ended September 30, 1999, Sunstone voluntarily agreed to waive a portion of its administration fees as shown on the accompanying Statements of Operations. On October 1, 1999, Northern Trust and First Data Investor Services Group, Inc. (now known as PFPC, Inc., a member of PNC Financial Services Group) became the Funds' co-administrators. The waivers and reimbursements described above are voluntary and may be terminated at any time.

4.  BANK LOANS

The Funds maintain a $50,000,000 revolving bank credit line for liquidity and other purposes. Borrowings under this arrangement bear interest at .45% above the Fed Funds rate.
   As of March 31, 2000, there were no outstanding borrowings.

5.  FEDERAL INCOME TAXES
   At March 31, 2000, the approximate capital loss carryforwards for U.S. Federal income tax purposes and their respective years of expiration are as follows:
                                   MARCH 31,           MARCH 31,
AMOUNTS IN THOUSANDS                  2007                2008
--------------------------------------------------------------------------------
Money Market                             -             $    19
Municipal Money Market                   -                 119
California Municipal Money Market        -                   4
--------------------------------------------------------------------------------
These capital loss carryforwards are available to offset future capital gains.

REPORT OF INDEPENDENT
PUBLIC ACCOUNTANTS


TO THE SHAREHOLDERS AND BOARD OF TRUSTEES:
NORTHERN MONEY MARKET FUND
NORTHERN U.S. GOVERNMENT
   MONEY MARKET FUND
NORTHERN U.S. GOVERNMENT SELECT
   MONEY MARKET FUND
NORTHERN MUNICIPAL MONEY MARKET FUND
NORTHERN CALIFORNIA MUNICIPAL
   MONEY MARKET FUND

We have audited the accompanying statements of assets and liabilities of Northern Funds (a Massachusetts business trust consisting of the Money Market Fund, U.S. Government Money Market Fund, U.S. Government Select Money Market Fund, Municipal Money Market Fund and California Municipal Money Market Fund), including the schedules of investments, as of March 31, 2000, and the related statements of operations, changes in net assets, and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2000, by physical examination of the securities held by the custodian and by correspondence with outside depositories and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Northern Funds as of March 31, 2000, the results of their operations, changes in their net assets, and financial highlights for the periods indicated thereon, in conformity with accounting principles generally accepted in the United States.




                                                        ARTHUR ANDERSEN LLP

Chicago, Illinois
May 16, 2000

                                                    NORTHERN FUNDS Annual Report

VOTING RESULTS OF SPECIAL
MEETING OF SHAREHOLDERS


At a Special Meeting of Shareholders of the Trust (the "Meeting") held on March 21, 2000, the following actions were taken:

   (1) The following individuals were elected to serve on the Board of Trustees by the shareholders of all Funds of the Trust voting together in the aggregate:

                                                            NUMBER OF
                                         NUMBER OF             VOTES
NAME OF TRUSTEE                          VOTES FOR           WITHHELD
--------------------------------------------------------------------------------
Richard G. Cline                      7,178,309,857          95,067,225
Edward J. Condon, Jr.                 7,185,450,990          87,926,092
Wesley M. Dixon, Jr.                  7,177,000,896          96,376,186
William J. Dolan, Jr.                 7,159,425,515         113,951,567
John W. English                       7,159,746,681         113,630,401

                                                            NUMBER OF
                                         NUMBER OF             VOTES
NAME OF TRUSTEE                          VOTES FOR           WITHHELD
--------------------------------------------------------------------------------
Raymond E. George, Jr.                7,184,749,639          88,627,443
Sandra Polk Guthman                   7,177,986,336          95,390,746
Michael E. Murphy                     7,178,215,169          95,161,913
Mary Jacobs Skinner                   7,179,380,618          93,996,464
William H. Springer                   7,177,099,828          96,277,254
Richard P. Strubel                    7,186,091,431          87,285,651
Stephen B. Timbers                    7,185,776,172          87,600,910
--------------------------------------------------------------------------------
   (2) The selection of Arthur Andersen LLP by the Board of Trustees as the Trust's independent auditors for the fiscal year ending March 31, 2000 was ratified by the shareholders of all Funds of the Trust voting together in the aggregate as follows:

   VOTES FOR                           VOTES AGAINST        ABSTAINED
--------------------------------------------------------------------------------
7,212,860,731                            20,828,426          39,687,925
--------------------------------------------------------------------------------
   (3) An Agreement and Plan of Reorganization pursuant to which each Fund will be reorganized as a series of Northern Funds, a Delaware business trust, was approved by each of the Funds (voting separately on a Fund-by-Fund basis) as follows:

FUND                                  VOTES FOR      VOTES AGAINST   ABSTAINED
--------------------------------------------------------------------------------
Money Market                       3,694,952,769       23,938,274    8,472,805
U.S. Government Money Market         204,775,704        7,325,777   32,395,588
U.S. Government  Select
  Money Market                       780,697,950        1,214,803      995,165
Municipal Money Market             1,720,839,458        2,651,326    2,726,182
California Municipal Money Market    273,442,659          126,025      459,672
--------------------------------------------------------------------------------
   (4) A new fundamental investment policy regarding investments in other investment company securities and a related amendment to the Trust's Declaration of Trust was approved by each of the Funds (voting separately on a Fund-by-Fund basis) as follows:

FUND                                  VOTES FOR      VOTES AGAINST   ABSTAINED
--------------------------------------------------------------------------------
Money Market                       3,701,298,858       16,044,464   10,020,527
U.S. Government Money Market         211,550,086          484,749   32,462,233
U.S. Government Select Money Market  779,581,520        2,311,872    1,014,525
Municipal Money Market             1,718,744,985        2,984,885    4,487,096
California Municipal Money Market    272,392,237        1,176,446      459,672
--------------------------------------------------------------------------------
   (A) A new investment policy on commodities was approved by each of the Funds (voting separately on a Fund-by-Fund basis) as follows:

FUND                                  VOTES FOR      VOTES AGAINST   ABSTAINED
--------------------------------------------------------------------------------
Money Market                       3,699,050,455       15,198,050   13,115,343
U.S. Government Money Market         210,796,901          574,467   33,125,701
U.S. Government Select Money Market  778,978,265        2,218,707    1,710,945
Municipal Money Market             1,711,957,000        7,343,976    6,915,990
California Municipal Money Market    271,912,671          264,105    1,851,579
--------------------------------------------------------------------------------
   (B) New investment policies on borrowing and lending were approved by each of the Funds (voting separately on a Fund-by-Fund basis) as follows:

FUND                                  VOTES FOR      VOTES AGAINST   ABSTAINED
--------------------------------------------------------------------------------
Money Market                       3,693,039,349       21,767,593   12,556,906
U.S. Government Money Market         210,637,018          734,377   33,125,674
U.S. Government Select Money Market  778,845,294        2,410,368    1,652,255
Municipal Money Market             1,712,558,282        6,749,363    6,909,321
California Municipal Money Market    271,912,671          264,105    1,851,579
--------------------------------------------------------------------------------
   (C) A new investment policy on issuer diversification was approved by each of the Funds (voting separately on a Fund-by-Fund basis) as follows:

FUND                                  VOTES FOR      VOTES AGAINST   ABSTAINED
--------------------------------------------------------------------------------
Money Market                       3,703,071,934       11,916,436   12,375,478
U.S. Government Money Market         210,932,199          438,504   33,126,365
U.S. Government Select Money Market  779,127,842        2,127,820    1,652,255
Municipal Money Market             1,713,337,326        6,162,833    6,716,807
California Municipal Money Market    271,912,671          126,025    1,989,660
--------------------------------------------------------------------------------
   (D) An amendment to eliminate the investment policy on mortgaging was approved by each of the Funds (voting separately on a Fund-by-Fund basis) as follows:

FUND                                  VOTES FOR      VOTES AGAINST   ABSTAINED
--------------------------------------------------------------------------------
Money Market                       3,701,957,137       12,782,706   12,624,005
U.S. Government Money Market         210,808,689          560,036   33,128,344
U.S. Government Select Money Market  778,990,645        2,265,017    1,652,255
Municipal Money Market             1,714,939,918        4,286,623    6,990,425
California Municipal Money Market    271,296,236          742,460    1,989,660
--------------------------------------------------------------------------------
   (E) An amendment to eliminate the investment policy on puts and calls was approved (voting separately on a Fund-by-Fund basis) as follows:

FUND                                  VOTES FOR      VOTES AGAINST   ABSTAINED
--------------------------------------------------------------------------------
Money Market                       3,701,941,099       11,946,448   13,476,301
U.S. Government Money Market         210,813,501          510,384   33,173,185
U.S. Government Select Money Market  778,901,411        2,516,346    1,490,160
Municipal Money Market             1,713,214,139        5,662,801    7,340,026
California Municipal Money Market    271,912,671          126,025    1,989,660
--------------------------------------------------------------------------------
   (F) With respect to the Funds listed below, a new investment policy on municipal investments was approved (voting separately on a Fund-by-Fund basis) as follows:

FUND                                  VOTES FOR      VOTES AGAINST   ABSTAINED
--------------------------------------------------------------------------------
Municipal Money Market             1,711,791,167        5,458,909    8,966,890
California Municipal Money Market    271,912,671          126,025    1,989,660
--------------------------------------------------------------------------------

(back cover)

This report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

Northern Funds Distributors, LLC,
Distributor, an independent third party.


(logo)
NORTHERN FUNDS

P.O. Box 2081
Milwaukee, WI 53201-2081
(800) 595-9111

                                                                   NF MM ANR 500